UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21712

Clough Global Equity Fund
(exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Erin D. Nelson, Secretary
Clough Global Equity Fund
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – April 30, 2015

Item 1. Reports to Stockholders.

Clough Capital Partners, LP

Boston • Hong Kong

04. 30 . 15

SEMI-ANNUAL REPORT

Clough Global Allocation Fund

Clough Global Equity Fund

Clough Global Opportunities Fund

Section 19(b) Disclosure
April 30, 2015 (Unaudited)

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (each a “Fund” and collectively, the “Funds”), acting pursuant to a Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Fund’s Board of Trustees (the “Board”), have adopted a plan, consistent with each Fund’s investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, Clough Global Allocation Fund distributes $0.120 per share on a monthly basis, Clough Global Equity Fund distributes $0.115 per share on a monthly basis and Clough Global Opportunities Fund distributes $0.100 per share on a monthly basis.

The fixed amount distributed per share is subject to change at the discretion of each Fund’s Board. Under the Plan, each Fund will distribute all available investment income to its shareholders, consistent with each Fund’s primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a monthly basis, each Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable each Fund to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about each Fund’s investment performance from the amount of these distributions or from the terms of the Plan. Each Fund’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate each Fund’s Plan without prior notice if it deems such action to be in the best interest of either the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if a Fund’s stock is trading at or above net asset value) or widening an existing trading discount. Each Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, increased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to each Fund’s prospectus for a more complete description of its risks.

Please refer to Additional Information for a cumulative summary of the Section 19(a) notices for each Fund’s current fiscal period. Section 19(a) notices for each Fund, as applicable, are available on the Clough Global Closed-End Funds website www.cloughglobal.com.

Clough Global Funds	Table of Contents

Shareholder Letter	2
Portfolio Allocation
Global Allocation Fund	5
Global Equity Fund	6
Global Opportunities Fund	7
Statement of Investments
Global Allocation Fund	8
Global Equity Fund	15
Global Opportunities Fund	21
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets
Global Allocation Fund	31
Global Equity Fund	32
Global Opportunities Fund	33
Statements of Cash Flows	34
Financial Highlights
Global Allocation Fund	35
Global Equity Fund	36
Global Opportunities Fund	37
Notes to Financial Statements	38
Dividend Reinvestment Plan	54
Additional Information
Fund Proxy Voting Policies & Procedures	55
Portfolio Holdings	55
Notice	55
Section 19(A) Notices	55
Investment Advisory Agreement Approval	56

Shareholder Letter	Clough Global Funds
April 30, 2015 (Unaudited)

To Our Investors:

Clough Global Allocation Fund (GLV)

During the six months ended April 30, 2015, the Clough Global Allocation Fund’s total return, assuming reinvestment of all distributions, was 4.95% based on the net asset value and 7.93% based on the market price of the Fund.  The S&P 500 and the MSCI World Index returned 4.40% and 5.38% respectively over the same period.  During the six months ended April 30, 2015, the Fund paid $0.69 per share in distributions.  As of April 30th, the Fund had a dividend distribution rate on the market price of 9.57%.

Clough Global Equity Fund (GLQ)

During the six months ended April 30, 2015, the Clough Global Equity Fund’s total return, assuming reinvestment of all distributions, was 4.80% based on the net asset value and 9.72% based on the market price of the Fund.  The S&P 500 and the MSCI World Index returned 4.40% and 5.38% respectively over the same period.  During the six months ended April 30, 2015, the Fund paid $0.67 per share in distributions.  As of April 30th, the Fund had a dividend distribution rate on the market price of 9.18%.

Clough Global Opportunities Fund (GLO)

During the six months ended April 30, 2015, the Clough Global Opportunities Fund’s total return, assuming reinvestment of all distributions, was 4.39% based on the net asset value and 7.34% based on the market price of the Fund.  The S&P 500 and the MSCI World Index returned 4.40% and 5.38% respectively over the same period.  During the six months ended April 30, 2015, the Fund paid $0.59 per share in distributions.  As of April 30th, the Fund had a dividend distribution rate on the market price of 9.62%.

The Funds experienced broad based performance across multiple sectors with Consumer Discretionary and Healthcare leading the way.  On the negative side, Energy and Hedges were the largest detractors.  The Funds’ exposure to China and Japan accounted for roughly 40% of performance.  We continue to believe that reform and reflation efforts in China, India, and Japan can continue to drive local markets and add significantly to performance in 2015.

We continue to think that the market under values companies with high free cash flow in a world starved for yield.  The Funds’ investment in Imax Corp. (IMAX) reflects our strategy of seeking out growing companies which generate free cash flow.  The company has a business model that allows profit margins to rise sharply with incremental revenues. Revenues are about to accelerate based on two opportunities. One is a large expansion of a film slate that is particularly attractive in the IMAX format films, such as “American Sniper” and “Furious 7.”  The second is an aggressive move to capitalize on a shortage of theatres in China which offers a very strong secular growth track. While 23% of IMAX’s existing theatre network is in China today, 55% of its growing backlog is there. Eventually we believe its China business will be spun off as a standalone entity, unlocking significant value for shareholders.

Back in the U.S., money center banks are becoming utility-like with equally limited growth prospects. That makes them the ultimate dividend play. Financials have been unable to join in the stock buyback boom but that should change. Legal costs likely peaked in 2014 and all the major banks passed their latest Fed tests of balance sheet strength. Bank of America excess capital grew from $2 billion in 2014 to $22 billion in 2015, and that is the key to its attractiveness. As excess capital compounds out, return of capital, though postponed, becomes an ever larger opportunity. We still hold the major money center banks, thinking they are the most undervalued stocks in the S&P 500.

China Could be Added to Benchmark Indexes

China is in the midst of financial reform and fostering an investment culture is part of that. Restructuring of local government and SOE debt is also part of that. Capital market liberalization means lower capital costs for private businesses. But it also has other equity friendly ramifications.

Key to that policy is the internationalization the renminbi, its domestic currency. China’s quest is to emerge as a world power in line with its economic clout, and that requires a more open capital account and a currency that can be held as international currency reserves.  Before the renminbi can assume reserve status however, it has to become convertible. At that point, China stocks will become part of the world’s major equity market benchmarks and assume even larger weight in financial markets.

The Financial Times reported that the International Monetary Fund will probably decide to include the renminbi in its special drawing rights this June. Once the currency is deemed to be convertible enough, China’s share of the MSCI World Index could rise to 10%, roughly the level of Japan. China has already approved more than 30 foreign institutions to invest in its $5.9 trillion domestic bond market, a key step in opening its capital markets to global investors. So this process is well underway.

China is 0% of the MSCI World Index and 1.7% of the MSCI All Countries Index, yet it is 15% of the global economy. The renminbi is now used in some international trading operations. Perhaps Chinese retail traders are the dominant factors in domestic Chinese markets but as China’s financial sector goes global, institutions will be increasingly forced to become important players.

2	www.cloughglobal.com

Clough Global Funds	Shareholder Letter
April 30, 2015 (Unaudited)

If the world’s major institutions and all the indexed money sloshing around have to sell everything else and buy China, who are the likely sellers? GaveKal Dragonomics, a respected China research service, opines that such an event could be the most important macro trend on the world stage today. A convertible renminbi is China bullish because an international currency would also bring about a collapse in Chinese yields. While two year bond yields in the US and Germany hover slightly above and below zero respectively, China’s stands above 3%. GaveKal suggests that if China’s equity weighting in global indexes moves from its current 1.7% (roughly in line with Spain) to more like Japan’s 10.6%, other markets would have to make room. This becomes all the more likely if China consumption booms and its trade balance deteriorates, sending more renminbi abroad.

If you have any questions about your investment, please call 1-877-256-8445.

Sincerely,

Charles I. Clough, Jr.

Robert M. Zdunczyk

Past performance is no guarantee of future results.

This letter is provided for informational purposes only and is not an offer to purchase or sell shares. Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund are closed-end funds, which are traded on the New York Stock Exchange AMEX, and do not continuously issue shares for sale as open-end mutual funds do. The market price of a closed end Fund is based on the market’s value.

The information in this letter represents the opinions of the individual Portfolio Managers and is not intended to be a forecast of future events, a guarantee of future results, or investment advice. Past performance is no guarantee of future results.

MSCI All Country World Index: A market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

MSCI World Index: a stock market index of world stocks. It is maintained by MSCI Inc. and is often used as a common benchmark for world or global stock funds. The index includes a collection of stocks of all the developed markets in the world as defined by MSCI.

S&P 500 Index: Broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks commonly known as the Standard & Poor’s 500® or S&P 500®. Index is unmanaged. It is not possible to invest directly in an Index.

The net asset value (NAV) of a closed-end fund is the market price of the underlying investments (i.e., stocks and bonds) in the fund’s portfolio, minus liabilities, divided by the total number of fund shares outstanding. However, the fund also has a market price; the value of which it trades on an exchange. This market price can be more or less than its NAV.

It is not possible to invest directly in an index.

Semi-Annual Report | April 30, 2015	3

Shareholder Letter	Clough Global Funds
April 30, 2015 (Unaudited)

CLOUGH GLOBAL ALLOCATION FUND
Top 10 Equity Holdings*	% of Total Portfolio
1. Citigroup, Inc.	3.73%
2. Bank of America Corp.	3.38%
3. Lam Research Corp.	2.97%
4. Time Warner Cable, Inc.	2.52%
5. DR Horton, Inc.	2.42%
6. American International Group, Inc.	2.41%
7. Two Harbors Investment Corp.	2.23%
8. WR Grace & Co.	2.21%
9. MGIC Investment Corp.	2.12%
10. Lennar Corp. ‐ Class A	2.09%

CLOUGH GLOBAL EQUITY FUND
Top 10 Equity Holdings*	% of Total Portfolio
1. Citigroup, Inc.	3.87%
2. Bank of America Corp.	3.50%
3. Lam Research Corp.	3.39%
4. Essent Group, Ltd.	2.80%
5. Time Warner Cable, Inc.	2.58%
6. DR Horton, Inc.	2.50%
7. American International Group, Inc.	2.47%
8. Tempur Sealy International, Inc.	2.43%
9. IMAX Corp.	2.33%
10. Liberty Ventures ‐ Series A	2.32%

CLOUGH GLOBAL OPPORTUNITIES FUND
Top 10 Equity Holdings*	% of Total Portfolio
1. Citigroup, Inc.	3.78%
2. Bank of America Corp.	3.43%
3. Lam Research Corp.	3.00%
4. Time Warner Cable, Inc.	2.54%
5. DR Horton, Inc.	2.46%
6. American International Group, Inc.	2.44%
7. Two Harbors Investment Corp.	2.27%
8. WR Grace & Co.	2.18%
9. MGIC Investment Corp.	2.13%
10. Lennar Corp. ‐ Class A	2.13%

Holdings are subject to change.
*	Only long positions are listed.

4	www.cloughglobal.com

Clough Global Allocation Fund	Portfolio Allocation
April 30, 2015 (Unaudited)

Asset Allocation*

Common Stock - US	80.29%
Common Stock - Foreign	16.17%
Closed-End Funds	6.48%
Exchange Traded Funds	-25.53%
Total Equities	77.41%

Corporate Debt	7.78%
Government L/T	2.39%
Asset/Mortgage Backed	5.62%
Participation Notes	1.98%
Total Fixed Income	17.77%

Short-Term Investments	3.10%
Other (Foreign Cash)	1.63%
Total Return Swap Contracts	0.08%
Warrants	0.03%
Futures Contracts	-0.02%
Total Other	4.82%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	69.88%
U.S. Multinationals†	12.29%
Japan	8.48%
China	7.33%
United Kingdom	2.96%
Canada	1.46%
South Korea	1.05%
France	0.97%
Netherlands	0.55%
Other	-4.97%
TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including options written and securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.
†	US Multinational Corporations – has more than 50% of revenues derived outside of the U.S.

Semi-Annual Report | April 30, 2015	5

Portfolio Allocation	Clough Global Equity Fund
April 30, 2015 (Unaudited)

Asset Allocation*

Common Stock - US	93.77%
Common Stock - Foreign	18.04%
Exchange Traded Funds	-25.90%
Total Equities	85.91%

Government L/T	1.79%
Asset/Mortgage Backed	0.69%
Participation Notes	2.35%
Corporate Debt	0.68%
Total Fixed Income	5.51%

Short-Term Investments	6.69%
Other (Foreign Cash)	1.80%
Total Return Swap Contracts	0.08%
Warrants	0.04%
Futures Contracts	-0.03%
Total Other	8.58%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	68.45%
U.S. Multinationals†	11.33%
Japan	9.08%
China	8.07%
United Kingdom	3.04%
Canada	2.33%
South Korea	1.08%
France	0.99%
Hong Kong	0.57%
Other	-4.94%
TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including options written and securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.
†	US Multinational Corporations – has more than 50% of revenues derived outside of the U.S.

6	www.cloughglobal.com

Clough Global Opportunities Fund	Portfolio Allocation
April 30, 2015 (Unaudited)

Asset Allocation*

Common Stock - US	81.77%
Common Stock - Foreign	16.39%
Exchange Traded Funds	-25.83%
Total Equities	72.33%

Corporate Debt	7.77%
Government L/T	2.36%
Asset/Mortgage Backed	6.97%
Participation Notes	1.99%
Total Fixed Income	19.09%

Short-Term Investments	6.83%
Other (Foreign Cash)	1.65%
Total Return Swap Contracts	0.09%
Warrants	0.03%
Futures Contracts	-0.02%
Total Other	8.58%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	69.37%
U.S. Multinationals†	12.55%
Japan	8.58%
China	7.39%
United Kingdom	2.98%
Canada	1.49%
South Korea	1.06%
France	0.98%
Netherlands	0.57%
Other	-4.97%
TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including options written and securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.
†	US Multinational Corporations – has more than 50% of revenues derived outside of the U.S.

Semi-Annual Report | April 30, 2015	7

Statement of Investments	Clough Global Allocation Fund
April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 121.52%
Consumer Discretionary 28.59%
Automobiles 0.21%
Ford Motor Co.	23,300	$368,140

Consumer Services 1.21%
Starbucks Corp.(a)	43,200	2,141,856

Diversified Consumer Services 0.93%
Service Corp. International(a)	59,400	1,644,192

Hotels 1.77%
SeaWorld Entertainment, Inc.(a)	89,000	1,886,800
Wyndham Worldwide Corp.(a)(b)	14,780	1,262,212
		3,149,012

Household Durables 7.82%
DR Horton, Inc.(a)(b)	162,526	4,128,160
Lennar Corp. - Class A(a)(b)	77,700	3,558,660
Man Wah Holdings, Ltd.	634,130	824,720
PulteGroup, Inc.(a)(b)	60,449	1,166,666
Tempur Sealy International, Inc.(a)(c)	31,000	1,888,210
Whirlpool Corp.(a)	13,130	2,305,628
		13,872,044

Internet & Catalog Retail 3.36%
Liberty Interactive Corp. - Class A(a)(b)(c)	62,612	1,800,721
Liberty Ventures - Series A(a)(b)(c)	79,772	3,324,897
Netflix, Inc.(a)(c)	1,500	834,750
		5,960,368

Media 8.17%
IMAX Corp.(a)(b)(c)	66,800	2,495,648
Liberty Broadband Corp. - Class A(a)(b)(c)	12,528	679,519
Liberty Broadband Corp. - Class C(a)(b)(c)	60,248	3,269,056
Liberty Media Corp. - Class A(a)(b)(c)	50,112	1,923,299
Liberty Media Corp. - Class C(a)(b)(c)	48,424	1,837,691
Time Warner Cable, Inc.(a)(b)	27,600	4,292,352
		14,497,565

Multiline Retailing 0.30%
Don Quijote Holdings Co., Ltd.	7,000	534,673

Specialty Retail 2.56%
AutoNation, Inc.(a)(b)(c)	19,836	1,220,906
Signet Jewelers, Ltd.(a)(b)	24,750	3,319,717
		4,540,623

	Shares	Value
Consumer Discretionary (continued)
Textiles 2.26%
Carter’s, Inc.	9,600	$958,656
Michael Kors Holdings, Ltd.(a)(b)(c)	36,700	2,270,262
Samsonite International S.A.	210,900	771,431
		4,000,349

TOTAL CONSUMER DISCRETIONARY		50,708,822

Consumer Staples 0.63%
Suntory Beverage & Food, Ltd.	10,600	453,651
Vinda International Holdings, Ltd.	294,498	659,629
		1,113,280

Energy 5.80%
Cheniere Energy, Inc.(a)(c)	32,100	2,455,329
Halliburton Co.(a)	19,800	969,210
HollyFrontier Corp.(a)	37,500	1,454,250
Marathon Petroleum Corp.(a)	10,300	1,015,271
PetroChina Co., Ltd. - Class H	804,000	1,033,196
Phillips 66(a)(b)	18,800	1,491,028
Tesoro Corp.(a)	9,600	823,968
Valero Energy Corp.	8,400	477,960
Western Refining, Inc.(a)	12,700	559,435
		10,279,647

Financials 26.50%
Business Development Corporations 1.75%
Ares Capital Corp.(a)	117,000	1,991,340
Golub Capital BDC, Inc.(a)	63,100	1,108,036
		3,099,376

Capital Markets 3.69%
Atlas Mara, Ltd.(c)(d)	183,658	1,267,240
China Cinda Asset Management Co., Ltd. - Class H(c)	1,187,000	707,555
Daiwa Securities Group, Inc.	138,000	1,155,779
Morgan Stanley(a)(b)	91,287	3,405,918
		6,536,492

Commercial Banks 3.19%
BOC Hong Kong Holdings, Ltd.	145,000	564,057
First Republic Bank(a)(b)	32,300	1,882,767
Mitsubishi UFJ Financial Group, Inc.	109,800	787,084
Mizuho Financial Group, Inc.	385,200	737,816
Sumitomo Mitsui Financial Group, Inc.	38,600	1,694,650
		5,666,374

8	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
April 30, 2015 (Unaudited)

	Shares	Value
Financials (continued)
Diversified Financials 6.95%
Bank of America Corp.(a)(b)	361,291	$5,755,366
Citigroup, Inc.(a)(b)	119,330	6,362,675
JPMorgan Chase & Co.(a)	3,200	202,432
		12,320,473

Insurance 2.31%
American International Group, Inc.(a)(b)	72,900	4,103,541

Real Estate Investment Trusts 4.59%
Ladder Capital Corp.(a)	50,204	880,578
PennyMac Mortgage Investment Trust(a)	106,414	2,229,373
Starwood Property Trust, Inc.(a)	51,500	1,236,515
Two Harbors Investment Corp.(a)	362,100	3,802,050
		8,148,516

Real Estate Management & Development 0.45%
Leopalace21 Corp.(c)	136,300	792,230

Thrifts & Mortgage Finance 3.57%
MGIC Investment Corp.(a)(b)(c)	346,570	3,611,259
Radian Group, Inc.(a)	152,100	2,716,506
		6,327,765

TOTAL FINANCIALS		46,994,767

Health Care 25.76%
AbbVie, Inc.(a)	6,800	439,688
Acceleron Pharma, Inc.(a)(b)(c)	25,300	699,545
Accuray, Inc.(a)(b)(c)	141,200	1,147,956
Actavis PLC(a)(c)	6,900	1,951,734
Aegerion Pharmaceuticals, Inc.(a)(b)(c)	22,400	521,024
Akorn, Inc.(a)(b)(c)	47,400	1,973,736
Biogen, Inc.(a)(c)	2,800	1,047,004
Bristol-Myers Squibb Co.(a)(b)	27,387	1,745,373
Cerner Corp.(a)(c)	11,400	818,634
Community Health Systems, Inc.(a)(b)(c)	39,400	2,114,992
Dynavax Technologies Corp.(a)(b)(c)	55,000	1,106,325
Endo International PLC(a)(b)(c)	19,607	1,648,262
Gilead Sciences, Inc.(a)(b)(c)	16,600	1,668,466
GW Pharmaceuticals PLC - ADR(a)(b)(c)	23,400	2,448,810
HCA Holdings, Inc.(a)(b)(c)	29,477	2,181,593
Healthways, Inc.(a)(c)	55,229	960,985
Hologic, Inc.(a)(b)(c)	59,900	2,021,026
Illumina, Inc.(a)(c)	9,700	1,787,225
Intra-Cellular Therapies, Inc.(c)	19,700	402,865

	Shares	Value
Health Care (continued)
Intrexon Corp.(a)(c)	44,004	$1,708,675
Intuitive Surgical, Inc.(a)(b)(c)	4,555	2,259,189
Jazz Pharmaceuticals PLC(a)(b)(c)	10,277	1,836,500
LifePoint Hospitals, Inc.(a)(c)	24,427	1,829,094
PAREXEL International Corp.(a)(c)	23,800	1,513,085
Perrigo Co. PLC(a)	3,460	634,149
Puma Biotechnology, Inc.(a)(c)	6,400	1,155,712
Sanofi - ADR(a)(b)	32,753	1,655,664
Select Medical Holdings Corp.(a)	74,400	1,082,520
Sinopharm Group Co., Ltd. - Class H	161,200	767,466
Team Health Holdings, Inc.(a)(c)	27,234	1,622,329
Valeant Pharmaceuticals International, Inc.(a)(c)	5,400	1,171,422
Varian Medical Systems, Inc.(a)(c)	12,400	1,101,740
Veracyte, Inc.(a)(c)	73,056	668,462
		45,691,250

Industrials 10.00%
Allison Transmission Holdings, Inc.(a)(b)(d)	104,441	3,204,250
Armstrong World Industries, Inc.(a)(b)(c)	44,400	2,430,456
Colfax Corp.(a)(c)	39,900	1,978,641
Esterline Technologies Corp.(a)(c)	8,200	912,578
FANUC Corp.	8,560	1,901,625
IHI Corp.	112,000	517,789
Kansas City Southern(a)	12,300	1,260,627
Kirby Corp.(a)(c)	5,400	424,062
Mitsubishi Heavy Industries, Ltd.	182,000	1,017,767
ViaSat, Inc.(a)(b)(c)	37,649	2,263,458
Wesco Aircraft Holdings, Inc.(a)(b)(c)	116,000	1,818,880
		17,730,133

Information Technology 16.73%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(c)	8,700	707,223
Autodesk, Inc.(a)(c)	18,300	1,039,989
Baidu, Inc. - Sponsored ADR(a)(b)(c)	10,353	2,073,499
Cypress Semiconductor Corp.	122,446	1,630,981
EMC Corp.(a)(b)	68,000	1,829,880
Facebook, Inc. - Class A(a)(c)	29,300	2,307,961
FUJIFILM Holdings Corp.	23,400	888,769
Hoya Corp.	15,000	583,040
Lam Research Corp.(a)(b)	67,100	5,071,418
Micron Technology, Inc.(a)(c)	77,600	2,182,888
Microsoft Corp.	9,700	471,808
Nintendo Co., Ltd.	3,300	561,608
NXP Semiconductors NV(a)(c)	9,683	930,730
Omron Corp.	12,900	596,382

Semi-Annual Report | April 30, 2015	9

Statement of Investments	Clough Global Allocation Fund
April 30, 2015 (Unaudited)

	Shares	Value
Information Technology (continued)
Rohm Co., Ltd.(c)	8,400	$586,734
Salesforce.com, Inc.(a)(c)	26,400	1,922,448
Samsung Electronics Co., Ltd.	1,360	1,788,806
Skyworks Solutions, Inc.(a)	7,400	682,650
Western Digital Corp.(a)	15,600	1,524,744
Western Union Co.(a)(b)	112,855	2,288,699
		29,670,257

Materials 4.46%
Axalta Coating Systems, Ltd.(a)(c)	45,500	1,395,940
Berry Plastics Group, Inc.(a)(c)	39,746	1,360,108
Graphic Packaging Holding Co.(a)	97,905	1,380,461
WR Grace & Co.(a)(c)	39,000	3,772,080
		7,908,589

Telecommunication Services 2.03%
China Mobile, Ltd.	45,000	642,729
China Unicom Hong Kong, Ltd.	604,000	1,134,660
Nippon Telegraph & Telephone Corp.	9,500	643,199
SoftBank Corp.	18,800	1,181,692
		3,602,280

Utilities 1.02%
Calpine Corp.(a)(c)	83,100	1,812,411

TOTAL COMMON STOCKS
(Cost $198,883,859)		215,511,436

	Shares	Value
CLOSED-END FUNDS 6.23%
Advent Claymore Convertible Securities and Income Fund II(a)	167,200	$1,135,288
AllianzGI NFJ Dividend Interest & Premium Strategy Fund(a)	69,400	1,127,056
Cohen & Steers Quality Income Realty Fund, Inc.	90,200	1,072,478
Eaton Vance Limited Duration Income Fund(a)	78,200	1,140,156
Eaton Vance Risk-Managed Diversified Equity Income Fund	102,100	1,102,680
Gabelli Equity Trust, Inc.	171,400	1,108,958
Guggenheim Enhanced Equity Income Fund	65,800	556,668
Guggenheim Enhanced Equity Strategy Fund	30,000	532,800
Liberty All Star Equity Fund(a)	191,000	1,115,440
Nuveen Real Estate Income Fund(a)	96,500	1,104,925
Tekla Healthcare Opportunities Fund	50,636	1,043,608
		11,040,057

TOTAL CLOSED-END FUNDS
(Cost $11,101,578)		11,040,057

PARTICIPATION NOTES 1.90%
Consumer Discretionary 0.60%
Zhengzhou Yutong Bus Co., Ltd - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/2015	216,500	1,068,752

Consumer Staples 0.43%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/09/2015	18,600	756,349

10	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
April 30, 2015 (Unaudited)

	Shares	Value
Fixed Income 0.45%
Huayi Brothers Media Corp. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 04/10/2017	141,800	$799,894

Industrials 0.42%
Shanghai Mechanical & Electrical Industry Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/16/2016	141,300	747,406

TOTAL PARTICIPATION NOTES
(Cost $2,578,496)		3,372,401

WARRANTS 0.04%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(d)	116,958	58,479

TOTAL WARRANTS
(Cost $1,170)		58,479

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 7.48%
American Express Co.
Series C, Perpetual Maturity, 4.900%(e)(f)	$1,800,000	1,779,750
Bank of America Corp.
Series AA, Perpetual Maturity, 6.100%(e)(f)	1,200,000	1,227,000
Citigroup, Inc.
Series P, Perpetual Maturity, 5.950%(e)(f)	1,400,000	1,394,312
Discover Bank
08/09/2021, 3.200%	1,000,000	1,002,723
FedEx Corp.
08/01/2042, 3.875%	1,500,000	1,402,093
Fifth Third Bancorp
Series J, Perpetual Maturity, 4.900%(e)(f)	1,300,000	1,268,085
Goldman Sachs Group, Inc.
Series M, Perpetual Maturity, 5.375%(e)(f)	1,450,000	1,450,363
NIKE, Inc.
05/01/2043, 3.625%	1,000,000	985,626

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
Prudential Financial, Inc.
03/15/2044, 5.200% (e)	$1,000,000	$1,031,250
Textron Financial Corp.
02/15/2067, 6.000% (d)(e)	1,910,000	1,728,550

TOTAL CORPORATE BONDS
(Cost $13,319,092)		13,269,752

ASSET/MORTGAGE BACKED SECURITIES 5.40%
Federal Home Loan Mortgage Corp. REMICS
Series 2013-4185, Class PB, 03/15/2043, 3.000%	594,481	598,382
Federal National Mortgage Association REMICS
Series 2013-100, Class MS, 06/25/2043, 3.819%(a)(e)	479,489	484,343
Series 2013-67, Class BP, 07/25/2043, 3.000%(a)	1,244,555	1,259,809
Series 2013-132, Class LB, 01/25/2044, 3.000%	758,409	766,878
Government National Mortgage Association
Series 2014-155, Class VA, 03/16/2037, 3.000%	982,177	1,016,379
Series 2014-86, Class A, 11/16/2040, 2.650%	843,860	862,658
Series 2014-112, Class AB, 12/16/2040, 2.350%	1,175,945	1,209,785
Series 2014-81, Class EC, 12/20/2042, 2.000%	687,797	692,371
Series 2015-22, Class A, 08/16/2047, 2.400%	997,357	1,006,256
Series 2015-2, Class VA, 12/16/2049, 2.500%	1,384,426	1,373,123
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028, 6.220%	268,142	304,952

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $9,361,278)		9,574,936

GOVERNMENT & AGENCY OBLIGATIONS 0.91%
U.S. Treasury Bonds
11/15/2041, 3.125%	1,500,000	1,615,546

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,537,433)		1,615,546

Semi-Annual Report | April 30, 2015	11

Statement of Investments	Clough Global Allocation Fund
April 30, 2015 (Unaudited)

Description and	Principal
Maturity Date	Amount	Value
MUNICIPAL BONDS 1.39%
New York 1.39%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
02/01/2026, 3.000%	$2,500,000	$2,465,975

TOTAL MUNICIPAL BONDS
(Cost $2,484,992)		2,465,975

	Shares	Value
SHORT-TERM INVESTMENTS 2.98%
Money Market Fund 2.98%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.077% 7-day yield)	5,280,615	5,280,615

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,280,615)		5,280,615

Total Investments - 147.85%
(Cost $244,548,513)		262,189,197

Liabilities in Excess of Other Assets - (47.85%)(g)		(84,848,610)

NET ASSETS - 100.00%		$177,340,587

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (26.70%)
Consumer Discretionary (2.21%)
Hotels (0.66%)
MGM Resorts International	(54,900)	$(1,161,135)

Internet & Catalog Retail (0.48%)
Expedia, Inc.	(9,100)	(857,493)

Media (0.50%)
Cablevision Systems Corp. - New York Group A Shares	(44,400)	(887,112)

Textiles (0.57%)
Coach, Inc.	(26,300)	(1,004,923)

TOTAL CONSUMER DISCRETIONARY		(3,910,663)

Consumer Staples (0.25%)
Mondelez International, Inc. - Class A	(11,600)	(445,092)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Energy (0.67%)
Petroleo Brasileiro S.A. - Sponsored ADR	(125,000)	$(1,187,500)

Financials (1.61%)
Commercial Banks (0.57%)
HSBC Holdings PLC	(48,782)	(484,324)
Itau Unibanco Holding S.A. - Sponsored Preferred ADR	(40,300)	(516,646)
		(1,000,970)
Consumer Finance (0.73%)
American Express Co.	(16,800)	(1,301,160)

Diversified Financials (0.31%)
NASDAQ OMX Group, Inc.	(11,400)	(554,382)

TOTAL FINANCIALS		(2,856,512)

Health Care (7.07%)
Amgen, Inc.	(2,720)	(429,515)
Cigna Corp.	(17,200)	(2,143,808)
Express Scripts Holding Co.	(9,000)	(777,600)
Merck & Co., Inc.	(48,200)	(2,870,792)
PerkinElmer, Inc.	(23,100)	(1,184,106)
Stryker Corp.	(7,300)	(673,352)
Thermo Fisher Scientific, Inc.	(1,200)	(150,816)
United Therapeutics Corp.	(5,550)	(886,280)
UnitedHealth Group, Inc.	(21,300)	(2,372,820)
Waters Corp.	(8,400)	(1,051,596)
		(12,540,685)

Industrials (9.28%)
Caterpillar, Inc.	(16,500)	(1,433,520)
Cummins, Inc.	(6,900)	(953,994)
Dover Corp.	(12,800)	(969,216)
Emerson Electric Co., Inc.	(32,700)	(1,923,741)
Flowserve Corp.	(27,500)	(1,609,575)
Joy Global, Inc.	(23,100)	(984,984)
Kennametal, Inc.	(55,000)	(1,947,550)
Komatsu, Ltd.	(23,600)	(478,522)
Pentair PLC	(27,700)	(1,721,555)
Rockwell Automation, Inc.	(5,100)	(604,860)
Rolls-Royce Holdings Preference - C Shares(h)	(43,546)	(67)
SPX Corp.	(7,600)	(585,200)
Triumph Group, Inc.	(15,700)	(930,068)
Wartsila OYJ Abp	(7,755)	(357,016)
WW Grainger, Inc.	(7,900)	(1,962,597)
		(16,462,465)

12	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
April 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Information Technology (1.92%)
Corning, Inc.	(52,400)	$(1,096,732)
International Business Machines Corp.	(11,100)	(1,901,319)
Paychex, Inc.	(8,500)	(411,315)
		(3,409,366)

Materials (3.32%)
Anglo American PLC	(75,019)	(1,272,455)
BHP Billiton, Ltd.	(50,165)	(1,269,148)
Rio Tinto PLC - Sponsored ADR	(65,100)	(2,915,829)
United States Steel Corp.	(17,800)	(427,556)
		(5,884,988)

Utilities (0.37%)
Hong Kong & China Gas Co., Ltd.	(273,000)	(651,631)

TOTAL COMMON STOCKS
(Proceeds $46,018,107)		(47,348,902)

EXCHANGE TRADED FUNDS (26.64%)
Health Care Select Sector SPDR® Fund	(63,900)	(4,580,352)
iShares® MSCI Brazil Capped ETF	(53,900)	(1,951,719)
iShares® MSCI Emerging Markets ETF	(148,143)	(6,352,372)
iShares® Nasdaq Biotechnology ETF	(13,137)	(4,383,291)
iShares® Russell 2000® ETF	(45,900)	(5,561,244)
Market Vectors® Russia ETF	(80,800)	(1,591,760)
Market Vectors® Semiconductor ETF	(61,500)	(3,410,790)
SPDR® S&P 500® ETF Trust	(75,200)	(15,680,704)
Technology Select Sector SPDR® Fund	(87,400)	(3,721,492)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $43,808,660)		(47,233,724)

TOTAL SECURITIES SOLD SHORT
(Proceeds $89,826,767)		$(94,582,626)

(a)
Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short, or borrowings. As of April 30, 2015, the aggregate market value of those securities was $176,497,981 representing 99.52% of net assets. (See Note 1 and Note 6)

(b)	Loaned security; a portion or all of the security is on loan as of April 30, 2015.
(c)	Non-income producing security.
(d)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2015, these securities had an aggregate market value of $6,258,519 or 3.53% of net assets.

(e)	Floating or variable rate security - rate disclosed as of April 30, 2015.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.
(h)
Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of April 30, 2015, this security had an aggregate market value of $(67) which is less than 0.005% of total net assets.

Semi-Annual Report | April 30, 2015	13

Statement of Investments	Clough Global Allocation Fund
April 30, 2015 (Unaudited)

FUTURES CONTRACTS

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	25	06/16/2015	$(2,618,125)	$(39,956)
				$(2,618,125)	$(39,956)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Bharti Airtel, Ltd.	$849,948	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	$40,782
Morgan Stanley	Bharti Infratel, Ltd.	779,794	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	351,827
Morgan Stanley	Housing Development Finance Corp.	678,042	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	81,559
		$2,307,784				$474,168

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Coal India, Ltd.	$1,345,241	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	$(32,071)
Credit Suisse	ICICI Bank, Ltd.	726,927	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	(60,815)
Credit Suisse	Larsen & Toubro, Ltd.	932,186	75 bps + 1M LIBOR	1 M LIBOR	07/21/2015	(52,519)
Morgan Stanley	Mahindra & Mahindra, Ltd.	781,871	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	(105,851)
Credit Suisse	Shriram Transport Finance	501,391	75 bps + 1M LIBOR	1 M LIBOR	07/21/2016	(95,311)
		$4,287,616				$(346,567)
		$6,595,400				$127,601

See Notes to the Financial Statements.

14	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 133.84%
Consumer Discretionary 32.96%
Automobiles 0.21%
Ford Motor Co.(a)	38,300	$605,140

Consumer Services 1.21%
Starbucks Corp.(a)	71,700	3,554,886

Diversified Consumer Services 0.93%
Service Corp. International(a)(b)	99,200	2,745,856

Hotels 2.09%
SeaWorld Entertainment, Inc.(a)	148,400	3,146,080
Wyndham Worldwide Corp.(a)(b)	35,344	3,018,378
		6,164,458

Household Durables 9.08%
DR Horton, Inc.(a)(b)	272,421	6,919,493
Lennar Corp. - Class A(a)(b)	130,200	5,963,160
Man Wah Holdings, Ltd.	1,052,420	1,368,728
PulteGroup, Inc.(a)(b)	101,286	1,954,820
Tempur Sealy International, Inc.(a)(c)	110,300	6,718,373
Whirlpool Corp.(a)	21,660	3,803,496
		26,728,070

Internet & Catalog Retail 4.01%
Liberty Interactive Corp. - Class A(a)(b)(c)	140,686	4,046,129
Liberty Ventures - Series A(a)(b)(c)	154,303	6,431,349
Netflix, Inc.(a)(c)	2,400	1,335,600
		11,813,078

Media 9.29%
IMAX Corp.(a)(b)(c)	172,495	6,444,413
Liberty Broadband Corp. - Class A(a)(b)(c)	22,092	1,198,270
Liberty Broadband Corp. - Class C(a)(b)(c)	105,466	5,722,585
Liberty Media Corp. - Class A(a)(b)(c)	88,368	3,391,564
Liberty Media Corp. - Class C(a)(b)(c)	90,936	3,451,021
Time Warner Cable, Inc.(a)	45,900	7,138,368
		27,346,221

Multiline Retailing 0.30%
Don Quijote Holdings Co., Ltd.	11,500	878,392

Specialty Retail 2.57%
AutoNation, Inc.(a)(b)(c)	33,267	2,047,584
Signet Jewelers, Ltd.(a)(b)	41,046	5,505,500
		7,553,084

	Shares	Value
Consumer Discretionary (continued)
Textiles 3.27%
Carter’s, Inc.	45,900	$4,583,574
Michael Kors Holdings, Ltd.(a)(b)(c)	60,900	3,767,274
Samsonite International S.A.	350,100	1,280,598
		9,631,446

TOTAL CONSUMER DISCRETIONARY		97,020,631

Consumer Staples 0.85%
Suntory Beverage & Food, Ltd.	17,500	748,953
Vinda International Holdings, Ltd.	789,222	1,767,732
		2,516,685

Energy 5.94%
Cheniere Energy, Inc.(a)(b)(c)	53,300	4,076,917
Halliburton Co.(a)	32,800	1,605,560
HollyFrontier Corp.(a)	62,100	2,408,238
Marathon Petroleum Corp.(a)	17,200	1,695,404
Pacific Coast Oil Trust(d)	95,800	407,150
PetroChina Co., Ltd. - Class H	1,332,000	1,711,713
Phillips 66(a)	31,200	2,474,472
Tesoro Corp.(a)	16,000	1,373,280
Valero Energy Corp.	13,900	790,910
Western Refining, Inc.(a)	21,100	929,455
		17,473,099

Financials 30.02%
Business Development Corporations 1.13%
Ares Capital Corp.(a)	194,800	3,315,496

Capital Markets 4.07%
Atlas Mara, Ltd.(c)(d)	306,320	2,113,608
China Cinda Asset Management Co., Ltd. - Class H(c)	1,967,000	1,172,502
Daiwa Securities Group, Inc.	229,000	1,917,923
Goldman Sachs BDC, Inc.	53,000	1,105,050
Morgan Stanley(a)(b)	151,696	5,659,778
		11,968,861

Commercial Banks 3.19%
BOC Hong Kong Holdings, Ltd.	241,500	939,446
First Republic Bank(a)(b)	53,600	3,124,344
Mitsubishi UFJ Financial Group, Inc.	181,900	1,303,922
Mizuho Financial Group, Inc.	638,000	1,222,032
Sumitomo Mitsui Financial Group, Inc.	64,000	2,809,782
		9,399,526

Semi-Annual Report | April 30, 2015	15

Statement of Investments	Clough Global Equity Fund
April 30, 2015 (Unaudited)

	Shares	Value
Financials (continued)
Diversified Financials 7.05%
Bank of America Corp.(a)	608,605	$9,695,078
Citigroup, Inc.(a)(b)	200,819	10,707,669
JPMorgan Chase & Co.(a)	5,400	341,604
		20,744,351

Insurance 2.32%
American International Group, Inc.(a)(b)	121,600	6,844,864

Real Estate Investment Trusts 5.25%
Great Ajax Corp.(c)	89,000	1,262,020
Ladder Capital Corp.(a)(b)	118,800	2,083,752
PennyMac Mortgage Investment Trust(a)	177,788	3,724,658
Starwood Property Trust, Inc.(a)	85,100	2,043,251
Two Harbors Investment Corp.(a)	604,700	6,349,350
		15,463,031

Real Estate Management & Development 0.45%
Leopalace21 Corp.(c)	227,000	1,319,414

Thrifts & Mortgage Finance 6.56%
Essent Group, Ltd.(c)	310,800	7,754,460
MGIC Investment Corp.(a)(b)(c)	572,753	5,968,086
NMI Holdings, Inc. - Class A(c)	138,900	1,108,422
Radian Group, Inc.(a)	251,300	4,488,218
		19,319,186

TOTAL FINANCIALS		88,374,729

Health Care 26.96%
AbbVie, Inc.(a)	16,600	1,073,356
Acceleron Pharma, Inc.(a)(c)	41,700	1,153,005
Accuray, Inc.(a)(b)(c)	234,200	1,904,046
Actavis PLC(a)(c)	11,500	3,252,890
Aegerion Pharmaceuticals, Inc.(a)(b)(c)	37,400	869,924
Akorn, Inc.(a)(b)(c)	91,700	3,818,388
Alkermes PLC(c)	9,700	537,089
Biogen, Inc.(a)(c)	4,600	1,720,078
Bristol-Myers Squibb Co.(a)(b)	45,516	2,900,735
Centene Corp.(a)(b)(c)	13,398	830,542
Cerner Corp.(a)(c)	19,000	1,364,390
Community Health Systems, Inc.(a)(b)(c)	65,600	3,521,408
Dynavax Technologies Corp.(a)(b)(c)	91,800	1,846,557
Endo International PLC(a)(b)(c)	32,574	2,738,333
Gilead Sciences, Inc.(a)(b)(c)	27,400	2,753,974
GW Pharmaceuticals PLC - ADR(a)(b)(c)	38,700	4,049,955

	Shares	Value
Health Care (continued)
HCA Holdings, Inc.(a)(b)(c)	48,915	$3,620,199
Healthways, Inc.(a)(c)	91,241	1,587,594
Hologic, Inc.(a)(b)(c)	99,500	3,357,130
Illumina, Inc.(a)(c)	16,000	2,948,000
Intra-Cellular Therapies, Inc.(c)	32,700	668,715
Intrexon Corp.(a)(c)	73,659	2,860,179
Intuitive Surgical, Inc.(a)(b)(c)	7,550	3,744,649
Jazz Pharmaceuticals PLC(a)(b)(c)	17,169	3,068,100
LifePoint Hospitals, Inc.(a)(c)	39,739	2,975,656
MedEquities Realty Trust, Inc.(d)(e)	51,100	894,250
PAREXEL International Corp.(a)(b)(c)	39,600	2,517,570
Perrigo Co. PLC(a)	5,750	1,053,860
Puma Biotechnology, Inc.(a)(c)	10,700	1,932,206
Sanofi - ADR(a)	54,398	2,749,819
Select Medical Holdings Corp.(a)(b)	120,900	1,759,095
Sinopharm Group Co., Ltd. - Class H	267,200	1,272,127
Team Health Holdings, Inc.(a)(b)(c)	45,162	2,690,300
TESARO, Inc.(c)	3,900	212,433
Valeant Pharmaceuticals International, Inc.(a)(c)	9,000	1,952,370
Varian Medical Systems, Inc.(a)(c)	20,500	1,821,425
Veracyte, Inc.(a)(b)(c)	145,535	1,331,645
		79,351,992

Industrials 10.52%
Allison Transmission Holdings, Inc.(a)(b)(d)	173,477	5,322,274
Armstrong World Industries, Inc.(a)(c)	73,500	4,023,390
Colfax Corp.(a)(b)(c)	66,000	3,272,940
Esterline Technologies Corp.(a)(c)	13,500	1,502,415
FANUC Corp.	14,320	3,181,223
IHI Corp.	431,044	1,992,766
Kansas City Southern(a)	20,500	2,101,045
Kirby Corp.(a)(c)	9,000	706,770
Mitsubishi Heavy Industries, Ltd.	302,000	1,688,823
ViaSat, Inc.(a)(b)(c)	69,242	4,162,829
Wesco Aircraft Holdings, Inc.(a)(b)(c)	193,200	3,029,376
		30,983,851

Information Technology 19.15%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(c)	14,500	1,178,705
Autodesk, Inc.(a)(c)	30,400	1,727,632
Baidu, Inc. - Sponsored ADR(a)(b)(c)	17,206	3,446,018
Cypress Semiconductor Corp.	203,704	2,713,337
Electronics For Imaging, Inc.(c)	55,100	2,299,323
EMC Corp.(a)	112,900	3,038,139

16	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
April 30, 2015 (Unaudited)

	Shares	Value
Information Technology (continued)
Facebook, Inc. - Class A(a)(c)	48,300	$3,804,591
FUJIFILM Holdings Corp.	38,500	1,462,291
Hoya Corp.	25,000	971,734
Lam Research Corp.(a)(b)	124,100	9,379,478
Micron Technology, Inc.(a)(c)	129,000	3,628,770
Microsoft Corp.	16,100	783,104
Nintendo Co., Ltd.	5,400	918,995
NXP Semiconductors NV(a)(c)	15,616	1,501,010
Omron Corp.	21,500	993,970
Pandora Media, Inc.(c)	216,700	3,865,928
Rohm Co., Ltd.	14,000	977,889
Salesforce.com, Inc.(a)(c)	43,800	3,189,516
Samsung Electronics Co., Ltd.	2,265	2,979,151
Skyworks Solutions, Inc.	12,200	1,125,450
Western Digital Corp.(a)	25,900	2,531,466
Western Union Co.(a)(b)	189,439	3,841,823
		56,358,320

Materials 4.39%
Axalta Coating Systems, Ltd.(a)(c)	75,300	2,310,204
Berry Plastics Group, Inc.(a)(b)(c)	65,747	2,249,862
Graphic Packaging Holding Co.	159,087	2,243,127
WR Grace & Co.(a)(b)(c)	63,200	6,112,704
		12,915,897

Telecommunication Services 2.03%
China Mobile, Ltd.	75,500	1,078,356
China Unicom Hong Kong, Ltd.	1,002,000	1,882,333
Nippon Telegraph & Telephone Corp.	15,900	1,076,513
SoftBank Corp.	31,100	1,954,820
		5,992,022

Utilities 1.02%
Calpine Corp.(a)(c)	137,400	2,996,694

TOTAL COMMON STOCKS
(Cost $364,340,950)		393,983,920

	Shares	Value
PARTICIPATION NOTES 2.22%
Consumer Discretionary 0.92%
Zhejiang Semir Garment Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 03/20/2017	210,000	$918,834
Zhengzhou Yutong Bus Co., Ltd - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/2015	360,000	1,777,140
		2,695,974

Consumer Staples 0.43%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/09/2015	31,000	1,260,581

Fixed Income 0.45%
Huayi Brothers Media Corp. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 04/10/2017	234,700	1,323,942

Industrials 0.42%
Shanghai Mechanical & Electrical Industry Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/16/2016	234,200	1,238,801

TOTAL PARTICIPATION NOTES
(Cost $5,240,687)		6,519,298

WARRANTS 0.03%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(d)	195,720	97,860

TOTAL WARRANTS
(Cost $1,957)		97,860

Semi-Annual Report | April 30, 2015	17

Statement of Investments	Clough Global Equity Fund
April 30, 2015 (Unaudited)

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 0.64%
Discover Bank
08/09/2021, 3.200%	$1,400,000	$1,403,812
Fifth Third Bancorp
Series J, Perpetual Maturity, 4.900%(f)(g)	$500,000	487,725

TOTAL CORPORATE BONDS
(Cost $1,911,195)		1,891,537

ASSET/MORTGAGE BACKED SECURITIES 0.65%
Government National Mortgage Association
Series 2014-112, Class AB, 12/16/2040, 2.350%	1,861,914	1,915,493

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $1,906,931)		1,915,493

GOVERNMENT & AGENCY OBLIGATIONS 0.88%
U.S. Treasury Bonds
11/15/2041, 3.125% (a)	2,400,000	2,584,875

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $2,459,893)		2,584,875

MUNICIPAL BONDS 0.81%
New York 0.81%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
02/01/2026, 3.000%	2,400,000	2,367,336

TOTAL MUNICIPAL BONDS
(Cost $2,384,194)		2,367,336

	Shares	Value
SHORT-TERM INVESTMENTS 6.29%
Money Market Fund 6.29%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.077% 7-day yield)	18,520,146	18,520,146

TOTAL SHORT-TERM INVESTMENTS
(Cost $18,520,146)		18,520,146

Value
Total Investments - 145.36%
(Cost $396,765,953)	$427,880,465

Liabilities in Excess of Other Assets - (45.36%)(h)	(133,520,303)

NET ASSETS - 100.00%	$294,360,162

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (26.59%)
Consumer Discretionary (2.22%)
Hotels (0.65%)
MGM Resorts International	(90,900)	$(1,922,535)

Internet & Catalog Retail (0.50%)
Expedia, Inc.	(15,700)	(1,479,411)

Media (0.50%)
Cablevision Systems Corp. - New York Group A Shares	(73,700)	(1,472,526)

Textiles (0.57%)
Coach, Inc.	(43,500)	(1,662,135)

TOTAL CONSUMER DISCRETIONARY		(6,536,607)

Consumer Staples (0.25%)
Mondelez International, Inc. - Class A	(19,300)	(740,541)

Energy (0.67%)
Petroleo Brasileiro S.A. - Sponsored ADR	(207,700)	(1,973,150)

Financials (1.61%)
Commercial Banks (0.56%)
HSBC Holdings PLC	(81,023)	(804,423)
Itau Unibanco Holding S.A. - Sponsored Preferred ADR	(66,500)	(852,530)
		(1,656,953)
Consumer Finance (0.73%)
American Express Co.	(27,800)	(2,153,110)

Diversified Financials (0.32%)
NASDAQ OMX Group, Inc.	(19,000)	(923,970)

TOTAL FINANCIALS		(4,734,033)

18	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
April 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Health Care (7.03%)
Amgen, Inc.	(4,530)	$(715,332)
Cigna Corp.	(28,600)	(3,564,704)
Express Scripts Holding Co.	(14,600)	(1,261,440)
Merck & Co., Inc.	(79,100)	(4,711,196)
PerkinElmer, Inc.	(38,400)	(1,968,384)
Stryker Corp.	(12,100)	(1,116,104)
Thermo Fisher Scientific, Inc.	(2,000)	(251,360)
United Therapeutics Corp.	(9,060)	(1,446,792)
UnitedHealth Group, Inc.	(35,400)	(3,943,560)
Waters Corp.	(13,700)	(1,715,103)
		(20,693,975)

Industrials (9.24%)
Caterpillar, Inc.	(27,300)	(2,371,824)
Cummins, Inc.	(11,500)	(1,589,990)
Dover Corp.	(21,100)	(1,597,692)
Emerson Electric Co., Inc.	(54,000)	(3,176,820)
Flowserve Corp.	(45,600)	(2,668,968)
Joy Global, Inc.	(37,500)	(1,599,000)
Kennametal, Inc.	(90,300)	(3,197,523)
Komatsu, Ltd.	(39,200)	(794,834)
Pentair PLC	(46,100)	(2,865,115)
Rockwell Automation, Inc.	(8,400)	(996,240)
Rolls-Royce Holdings Preference - C Shares(e)	(72,861)	(112)
SPX Corp.	(12,700)	(977,900)
Triumph Group, Inc.	(26,000)	(1,540,240)
Wartsila OYJ Abp	(12,926)	(595,072)
WW Grainger, Inc.	(13,000)	(3,229,590)
		(27,200,920)

Information Technology (1.92%)
Corning, Inc.	(86,400)	(1,808,352)
International Business Machines Corp.	(18,400)	(3,151,736)
Paychex, Inc.	(14,200)	(687,138)
		(5,647,226)

Materials (3.28%)
Anglo American PLC	(123,349)	(2,092,217)
BHP Billiton, Ltd.	(83,280)	(2,106,940)
Rio Tinto PLC - Sponsored ADR	(105,900)	(4,743,261)
United States Steel Corp.	(29,700)	(713,394)
		(9,655,812)

Utilities (0.37%)
Hong Kong & China Gas Co., Ltd.	(453,000)	(1,081,278)

TOTAL COMMON STOCKS
(Proceeds $76,047,113)		(78,263,542)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
EXCHANGE TRADED FUNDS (26.45%)
Health Care Select Sector SPDR® Fund	(106,100)	$(7,605,248)
iShares® MSCI Brazil Capped ETF	(89,500)	(3,240,795)
iShares® MSCI Emerging Markets ETF	(246,351)	(10,563,531)
iShares® Nasdaq Biotechnology ETF	(21,788)	(7,269,784)
iShares® Russell 2000® ETF	(76,100)	(9,220,276)
Market Vectors® Russia ETF	(133,100)	(2,622,070)
Market Vectors® Semiconductor ETF	(102,100)	(5,662,466)
SPDR® S&P 500® ETF Trust	(122,450)	(25,533,274)
Technology Select Sector SPDR® Fund	(144,500)	(6,152,810)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $72,295,488)		(77,870,254)

TOTAL SECURITIES SOLD SHORT
(Proceeds $148,342,601)		$(156,133,796)

(a)
Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short, or borrowings. As of April 30, 2015, the aggregate market value of those securities was $294,949,431 representing 100.20% of net assets. (See Note 1 and Note 6)

(b)	Loaned security; a portion or all of the security is on loan as of April 30, 2015.
(c)	Non-income producing security.
(d)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2015, these securities had an aggregate market value of $8,835,142 or 3.00% of net assets.

(e)
Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of April 30, 2015, these securities had an aggregate market value of $894,138 or 0.30% of total net assets.

(f)	Floating or variable rate security - rate disclosed as of April 30, 2015.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

Semi-Annual Report | April 30, 2015	19

Statement of Investments	Clough Global Equity Fund
April 30, 2015 (Unaudited)

FUTURES CONTRACTS

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	45	06/16/2015	$(4,712,625)	$(71,921)
				$(4,712,625)	$(71,921)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Bharti Airtel, Ltd.	$1,408,630	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	$67,587
Morgan Stanley	Bharti Infratel, Ltd.	1,262,455	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	566,190
Morgan Stanley	Housing Development Finance Corp.	1,122,273	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	137,525
		$3,793,358				$771,302

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Coal India, Ltd.	$2,212,921	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	$(52,757)
Credit Suisse	ICICI Bank, Ltd.	1,205,596	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(100,860)
Credit Suisse	Larsen & Toubro, Ltd.	1,544,459	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(86,909)
Morgan Stanley	Mahindra & Mahindra, Ltd.	1,291,778	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	(175,065)
Credit Suisse	Shriram Transport Finance	828,235	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(157,441)
		$7,082,989				$(573,032)
		$10,876,347				$198,270

See Notes to the Financial Statements.

20	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 123.53%
Consumer Discretionary 29.24%
Automobiles 0.21%
Ford Motor Co.(a)	96,200	$1,519,960

Consumer Services 1.22%
Starbucks Corp.(a)	178,400	8,845,072

Diversified Consumer Services 0.94%
Service Corp. International(a)(b)	246,900	6,834,192

Hotels 2.05%
SeaWorld Entertainment, Inc.(a)	369,400	7,831,280
Wyndham Worldwide Corp.(a)(b)	83,120	7,098,448
		14,929,728

Household Durables 7.94%
DR Horton, Inc.(a)(b)	677,862	17,217,695
Lennar Corp. - Class A(a)(b)	325,600	14,912,480
Man Wah Holdings, Ltd.	2,619,092	3,406,267
PulteGroup, Inc.(a)(b)	251,969	4,863,002
Tempur Sealy International, Inc.(a)(c)	128,100	7,802,571
Whirlpool Corp.(a)	54,180	9,514,008
		57,716,023

Internet & Catalog Retail 3.43%
Liberty Interactive Corp. - Class A(a)(b)(c)	261,502	7,520,798
Liberty Ventures - Series A(a)(b)(c)	336,671	14,032,447
Netflix, Inc.(a)(c)	6,100	3,394,650
		24,947,895

Media 8.29%
IMAX Corp.(a)(b)(c)	278,700	10,412,232
Liberty Broadband Corp. - Class A(a)(b)(c)	52,014	2,821,239
Liberty Broadband Corp. - Class C(a)(b)(c)	250,367	13,584,914
Liberty Media Corp. - Class A(a)(b)(c)	208,056	7,985,189
Liberty Media Corp. - Class C(a)(b)(c)	201,912	7,662,560
Time Warner Cable, Inc.(a)(b)	114,300	17,775,936
		60,242,070

Multiline Retailing 0.31%
Don Quijote Holdings Co., Ltd.	29,000	2,215,075

Specialty Retail 2.58%
AutoNation, Inc.(a)(b)(c)	82,709	5,090,739

	Shares	Value
Consumer Discretionary (continued)
Signet Jewelers, Ltd.(a)(b)	102,046	$13,687,430
		18,778,169

Textiles 2.27%
Carter’s, Inc.	39,700	3,964,442
Michael Kors Holdings, Ltd.(a)(b)(c)	151,700	9,384,162
Samsonite International S.A.	871,200	3,186,680
		16,535,284

TOTAL CONSUMER DISCRETIONARY		212,563,468

Consumer Staples 0.65%
Suntory Beverage & Food, Ltd.	44,500	1,904,480
Vinda International Holdings, Ltd.	1,267,714	2,839,478
		4,743,958

Energy 5.86%
Cheniere Energy, Inc.(a)(c)	132,900	10,165,521
Halliburton Co.(a)	81,800	4,004,110
HollyFrontier Corp.(a)	155,100	6,014,778
Marathon Petroleum Corp.(a)	42,700	4,208,939
PetroChina Co., Ltd. - Class H	3,318,000	4,263,863
Phillips 66(a)(b)	78,181	6,200,535
Tesoro Corp.(a)	39,974	3,430,968
Valero Energy Corp.	34,800	1,980,120
Western Refining, Inc.(a)	52,810	2,326,280
		42,595,114

Financials 26.56%
Business Development Corporations 1.46%
Ares Capital Corp.(a)	484,500	8,246,190
Golub Capital BDC, Inc.	133,200	2,338,992
		10,585,182

Capital Markets 3.75%
Atlas Mara, Ltd.(c)(d)	764,522	5,275,202
China Cinda Asset Management Co., Ltd. - Class H(c)	4,905,000	2,923,806
Daiwa Securities Group, Inc.	570,000	4,773,869
Morgan Stanley(a)(b)	383,813	14,320,063
		27,292,940

Commercial Banks 3.23%
BOC Hong Kong Holdings, Ltd.	601,000	2,337,918
First Republic Bank(a)(b)	133,800	7,799,202
Mitsubishi UFJ Financial Group, Inc.	453,900	3,253,710
Mizuho Financial Group, Inc.	1,590,600	3,046,652

Semi-Annual Report | April 30, 2015	21

Statement of Investments	Clough Global Opportunities Fund
April 30, 2015 (Unaudited)

	Shares	Value
Financials (continued)
Sumitomo Mitsui Financial Group, Inc.	159,900	$7,020,065
		23,457,547

Diversified Financials 7.07%
Bank of America Corp.(a)(b)	1,507,410	24,013,041
Citigroup, Inc.(a)(b)	496,925	26,496,041
JPMorgan Chase & Co.(a)	13,700	866,662
		51,375,744

Insurance 2.34%
American International Group, Inc.(a)(b)	303,000	17,055,870

Real Estate Investment Trusts 4.66%
Ladder Capital Corp.(a)	208,196	3,651,758
PennyMac Mortgage Investment Trust(a)	442,791	9,276,471
Starwood Property Trust, Inc.(a)	212,500	5,102,125
Two Harbors Investment Corp.(a)	1,511,100	15,866,550
		33,896,904

Real Estate Management & Development 0.45%
Leopalace21 Corp.(c)	566,800	3,294,466

Thrifts & Mortgage Finance 3.60%
MGIC Investment Corp.(a)(b)(c)	1,432,885	14,930,662
Radian Group, Inc.(a)	628,800	11,230,368
		26,161,030

TOTAL FINANCIALS		193,119,683

Health Care 26.59%
AbbVie, Inc.(a)(b)	41,300	2,670,458
Acceleron Pharma, Inc.(a)(c)	104,196	2,881,019
Accuray, Inc.(a)(b)(c)	583,400	4,743,042
Actavis PLC(a)(c)	28,600	8,089,796
Aegerion Pharmaceuticals, Inc.(a)(b)(c)	93,100	2,165,506
Akorn, Inc.(a)(b)(c)	199,400	8,303,016
Alkermes PLC(c)	24,200	1,339,954
Biogen, Inc.(a)(c)	11,400	4,262,802
Bristol-Myers Squibb Co.(a)(b)	113,600	7,239,728
Centene Corp.(a)(b)(c)	33,770	2,093,402
Cerner Corp.(a)(c)	47,400	3,403,794
Community Health Systems, Inc.(a)(b)(c)	163,600	8,782,048
Dynavax Technologies Corp.(a)(c)	228,311	4,592,476
Endo International PLC(a)(b)(c)	81,127	6,819,941
Gilead Sciences, Inc.(a)(b)(c)	68,500	6,884,935

	Shares	Value
Health Care (continued)
GW Pharmaceuticals PLC - ADR(a)(b)(c)	96,500	$10,098,725
HCA Holdings, Inc.(a)(b)(c)	121,847	9,017,896
Healthways, Inc.(a)(c)	226,863	3,947,416
Hologic, Inc.(a)(b)(c)	248,300	8,377,642
Illumina, Inc.(a)(c)	39,900	7,351,575
Intra-Cellular Therapies, Inc.(c)	81,400	1,664,630
Intrexon Corp.(a)(b)(c)	183,323	7,118,432
Intuitive Surgical, Inc.(a)(b)(c)	18,699	9,274,330
Jazz Pharmaceuticals PLC(a)(b)(c)	42,743	7,638,174
LifePoint Hospitals, Inc.(a)(b)(c)	99,576	7,456,251
PAREXEL International Corp.(a)(c)	98,700	6,274,853
Perrigo Co. PLC(a)	14,314	2,623,470
Puma Biotechnology, Inc.(a)(b)(c)	26,700	4,821,486
Sanofi - ADR(a)	135,650	6,857,108
Select Medical Holdings Corp.(a)	302,883	4,406,948
Sinopharm Group Co., Ltd. - Class H	665,200	3,166,986
Team Health Holdings, Inc.(a)(c)	112,593	6,707,165
Valeant Pharmaceuticals International, Inc.(a)(c)	22,700	4,924,311
Varian Medical Systems, Inc.(a)(c)	51,200	4,549,120
Veracyte, Inc.(a)(c)	304,868	2,789,542
		193,337,977

Industrials 10.15%
Allison Transmission Holdings, Inc.(a)(b)(d)	432,710	13,275,543
Armstrong World Industries, Inc.(a)(b)(c)	184,200	10,083,108
Colfax Corp.(a)(b)(c)	165,100	8,187,309
Esterline Technologies Corp.(a)(c)	33,800	3,761,602
FANUC Corp.	35,680	7,926,399
IHI Corp.	470,000	2,172,864
Kansas City Southern(a)	50,900	5,216,741
Kirby Corp.(a)(c)	22,600	1,774,778
Mitsubishi Heavy Industries, Ltd.	768,000	4,294,754
ViaSat, Inc.(a)(b)(c)	158,435	9,525,112
Wesco Aircraft Holdings, Inc.(a)(b)(c)	480,900	7,540,512
		73,758,722

Information Technology 16.92%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(c)	36,000	2,926,440
Autodesk, Inc.(a)(c)	75,600	4,296,348
Baidu, Inc. - Sponsored ADR(a)(b)(c)	42,730	8,557,964
Cypress Semiconductor Corp.	507,642	6,761,791
EMC Corp.(a)(b)	281,700	7,580,547
Facebook, Inc. - Class A(a)(c)	121,100	9,539,047

22	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
April 30, 2015 (Unaudited)

	Shares	Value
Information Technology (continued)
FUJIFILM Holdings Corp.	96,400	$3,661,424
Hoya Corp.	63,300	2,460,430
Lam Research Corp.(a)(b)	277,800	20,996,124
Micron Technology, Inc.(a)(c)	321,800	9,052,234
Microsoft Corp.	39,900	1,940,736
Nintendo Co., Ltd.	13,500	2,297,487
NXP Semiconductors NV(a)(c)	41,263	3,966,200
Omron Corp.	53,800	2,487,236
Rohm Co., Ltd.	34,800	2,430,754
Salesforce.com, Inc.(a)(c)	109,300	7,959,226
Samsung Electronics Co., Ltd.	5,640	7,418,284
Skyworks Solutions, Inc.(a)	30,618	2,824,511
Western Digital Corp.(a)	64,500	6,304,230
Western Union Co.(a)(b)	472,141	9,575,019
		123,036,032

Materials 4.48%
Axalta Coating Systems, Ltd.(a)(c)	187,900	5,764,772
Berry Plastics Group, Inc.(a)(b)(c)	167,653	5,737,086
Graphic Packaging Holding Co.(a)(b)	413,932	5,836,441
WR Grace & Co.(a)(c)	157,600	15,243,072
		32,581,371

Telecommunication Services 2.05%
China Mobile, Ltd.	187,500	2,678,036
China Unicom Hong Kong, Ltd.	2,488,000	4,673,898
Nippon Telegraph & Telephone Corp.	40,100	2,714,978
SoftBank Corp.	77,400	4,865,050
		14,931,962

Utilities 1.03%
Calpine Corp.(a)(c)	343,800	7,498,278

TOTAL COMMON STOCKS
(Cost $831,325,400)		898,166,565

PARTICIPATION NOTES 1.92%
Consumer Discretionary 0.61%
Zhengzhou Yutong Bus Co., Ltd - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/2015	896,700	4,426,560

	Shares	Value
Consumer Staples 0.43%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/09/2015	77,200	$3,139,253

Fixed Income 0.45%
Huayi Brothers Media Corp. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 04/10/2017	584,400	3,296,600

Industrials 0.43%
Shanghai Mechanical & Electrical Industry Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/16/2016	584,200	3,090,126

TOTAL PARTICIPATION NOTES
(Cost $10,663,857)		13,952,539

WARRANTS 0.03%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(d)	487,322	243,661

TOTAL WARRANTS
(Cost $4,873)		243,661

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 7.48%
American Express Co.
Series C, Perpetual Maturity, 4.900%(e)(f)	$7,200,000	7,119,000
Bank of America Corp.
Series AA, Perpetual Maturity, 6.100%(e)(f)	4,800,000	4,908,000
Citigroup, Inc.
Series P, Perpetual Maturity, 5.950%(e)(f)	5,600,000	5,577,247
Discover Bank
08/09/2021, 3.200%	3,600,000	3,609,803

Semi-Annual Report | April 30, 2015	23

Statement of Investments	Clough Global Opportunities Fund
April 30, 2015 (Unaudited)

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
FedEx Corp.
08/01/2042, 3.875%	$6,500,000	$6,075,738
Fifth Third Bancorp
Series J, Perpetual Maturity, 4.900%(e)(f)	5,200,000	5,072,340
Goldman Sachs Group, Inc.
Series M, Perpetual Maturity, 5.375%(e)(f)	6,550,000	6,551,638
NIKE, Inc.
05/01/2043, 3.625%	4,000,000	3,942,504
Prudential Financial, Inc.
03/15/2044, 5.200% (e)	4,000,000	4,125,000
Textron Financial Corp.
02/15/2067, 6.000% (d)(e)	8,200,000	7,421,000

TOTAL CORPORATE BONDS
(Cost $54,594,257)		54,402,270

ASSET/MORTGAGE BACKED SECURITIES 6.72%
Federal Home Loan Mortgage Corp. REMICS
Series 2013-4185, Class PB, 03/15/2043, 3.000%	2,400,000	2,415,749
Federal National Mortgage Association REMICS
Series 2013-100, Class MS, 06/25/2043, 3.819%(a)(e)	1,917,956	1,937,371
Series 2013-67, Class BP, 07/25/2043, 3.000%(a)	5,170,000	5,233,366
Series 2013-132, Class LB, 01/25/2044, 3.000%	3,151,680	3,186,875
Series 2014-26, Class YW, 04/25/2044, 3.500%	1,375,538	1,441,794
Government National Mortgage Association
Series 2014-155, Class VA, 03/16/2037, 3.000%	3,928,707	4,065,517
Series 2012-19, Class AC, 03/16/2039, 2.274%	4,000,000	3,979,900
Series 2014-86, Class A, 11/16/2040, 2.650%	3,551,041	3,630,146
Series 2014-112, Class AB, 12/16/2040, 2.350%	4,801,777	4,939,955
Series 2014-81, Class EC, 12/20/2042, 2.000%	3,438,985	3,461,852
Series 2015-22, Class A, 08/16/2047, 2.400%	3,989,427	4,025,023
Series 2015-2, Class VA, 12/16/2049, 2.500%	5,537,702	5,492,493

Description and	Principal
Maturity Date	Amount	Value
ASSET/MORTGAGE BACKED SECURITIES (continued)
Series 2015-37, Class A, 12/16/2050, 2.600%	$4,903,382	$5,011,695

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $48,069,605)		48,821,736

GOVERNMENT & AGENCY OBLIGATIONS 0.90%
U.S. Treasury Bonds
11/15/2041, 3.125% (a)	6,100,000	6,569,889

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $6,252,229)		6,569,889

MUNICIPAL BONDS 1.37%
New York 1.37%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
02/01/2026, 3.000%	10,100,000	9,962,539

TOTAL MUNICIPAL BONDS
(Cost $10,039,307)		9,962,539

	Shares	Value
SHORT-TERM INVESTMENTS 6.58%
Money Market Fund 6.58%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.077% 7-day yield)	47,808,597	47,808,597

TOTAL SHORT-TERM INVESTMENTS
(Cost $47,808,597)		47,808,597

Total Investments - 148.53%
(Cost $1,008,758,125)		1,079,927,796

Liabilities in Excess of Other Assets - (48.53%)(g)		(352,843,172)

NET ASSETS - 100.00%		$727,084,624

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (26.87%)
Consumer Discretionary (2.24%)
Hotels (0.66%)
MGM Resorts International	(226,660)	$(4,793,859)

24	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
April 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Consumer Discretionary (continued)
Internet & Catalog Retail (0.50%)
Expedia, Inc.	(38,800)	$(3,656,124)

Media (0.51%)
Cablevision Systems Corp. - New York Group A Shares	(183,800)	(3,672,324)

Textiles (0.57%)
Coach, Inc.	(108,600)	(4,149,606)

TOTAL CONSUMER DISCRETIONARY		(16,271,913)

Consumer Staples (0.25%)
Mondelez International, Inc. - Class A	(48,200)	(1,849,434)

Energy (0.68%)
Petroleo Brasileiro S.A. - Sponsored ADR	(517,400)	(4,915,300)

Financials (1.62%)
Commercial Banks (0.57%)
HSBC Holdings PLC	(202,548)	(2,010,963)
Itau Unibanco Holding S.A. - Sponsored Preferred ADR	(166,900)	(2,139,658)
		(4,150,621)
Consumer Finance (0.74%)
American Express Co.	(69,400)	(5,375,030)

Diversified Financials (0.31%)
NASDAQ OMX Group, Inc.	(47,067)	(2,288,868)

TOTAL FINANCIALS		(11,814,519)

Health Care (7.10%)
Amgen, Inc.	(11,250)	(1,776,487)
Cigna Corp.	(71,300)	(8,886,832)
Express Scripts Holding Co.	(36,500)	(3,153,600)
Merck & Co., Inc.	(197,800)	(11,780,968)
PerkinElmer, Inc.	(95,800)	(4,910,708)
Stryker Corp.	(29,972)	(2,764,617)
Thermo Fisher Scientific, Inc.	(5,100)	(640,968)
United Therapeutics Corp.	(22,550)	(3,601,010)
UnitedHealth Group, Inc.	(88,100)	(9,814,340)
Waters Corp.	(34,132)	(4,272,985)
		(51,602,515)

Industrials (9.35%)
Caterpillar, Inc.	(68,200)	(5,925,216)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Industrials (continued)
Cummins, Inc.	(28,600)	$(3,954,236)
Dover Corp.	(52,800)	(3,998,016)
Emerson Electric Co., Inc.	(135,200)	(7,953,816)
Flowserve Corp.	(113,700)	(6,654,861)
Joy Global, Inc.	(93,900)	(4,003,896)
Kennametal, Inc.	(225,500)	(7,984,955)
Komatsu, Ltd.	(97,600)	(1,978,975)
Pentair PLC	(115,000)	(7,147,250)
Rockwell Automation, Inc.	(21,200)	(2,514,320)
Rolls-Royce Holdings Preference - C Shares(h)	(181,079)	(278)
SPX Corp.	(31,700)	(2,440,900)
Triumph Group, Inc.	(65,100)	(3,856,524)
Wartsila OYJ Abp	(32,154)	(1,480,269)
WW Grainger, Inc.	(32,600)	(8,098,818)
		(67,992,330)

Information Technology (1.94%)
Corning, Inc.	(216,200)	(4,525,066)
International Business Machines Corp.	(45,800)	(7,845,082)
Paychex, Inc.	(35,400)	(1,713,006)
		(14,083,154)

Materials (3.32%)
Anglo American PLC	(308,113)	(5,226,142)
BHP Billiton, Ltd.	(207,851)	(5,258,520)
Rio Tinto PLC - Sponsored ADR	(264,800)	(11,860,392)
United States Steel Corp.	(74,000)	(1,777,480)
		(24,122,534)

Utilities (0.37%)
Hong Kong & China Gas Co., Ltd.	(1,128,000)	(2,692,454)

TOTAL COMMON STOCKS
(Proceeds $189,802,325)		(195,344,153)

EXCHANGE TRADED FUNDS (26.99%)
Health Care Select Sector SPDR® Fund	(265,200)	(19,009,536)
iShares® MSCI Brazil Capped ETF	(222,500)	(8,056,725)
iShares® MSCI Emerging Markets ETF	(613,365)	(26,301,091)
iShares® Nasdaq Biotechnology ETF	(54,343)	(18,132,085)
iShares® Russell 2000® ETF	(189,500)	(22,959,820)
Market Vectors® Russia ETF	(333,700)	(6,573,890)
Market Vectors® Semiconductor ETF	(254,800)	(14,131,208)
SPDR® S&P 500® ETF Trust	(315,250)	(65,735,930)

Semi-Annual Report | April 30, 2015	25

Statement of Investments	Clough Global Opportunities Fund
April 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Technology Select Sector SPDR® Fund	(360,100)	$(15,333,058)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $181,788,310)		(196,233,343)

TOTAL SECURITIES SOLD SHORT
(Proceeds $371,590,635)		$(391,577,496)

(a)
Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short, or borrowings. As of April 30, 2015, the aggregate market value of those securities was $734,000,489 representing 100.95% of net assets. (See Note 1 and Note 6)

(b)	Loaned security; a portion or all of the security is on loan as of April 30, 2015.
(c)	Non-income producing security.
(d)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2015, these securities had an aggregate market value of $26,215,406 or 3.61% of net assets.

(e)	Floating or variable rate security - rate disclosed as of April 30, 2015.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.
(h)
Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of April 30, 2015, this security had an aggregate market value of $(278) which is less than 0.005% of total net assets.

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Clough Global Opportunities Fund	Statement of Investments
April 30, 2015 (Unaudited)

FUTURES CONTRACTS

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	104	06/16/2015	$(10,891,400)	$(166,218)
				$(10,891,400)	$(166,218)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Bharti Airtel, Ltd.	$3,515,155	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	$168,662
Morgan Stanley	Bharti Infratel, Ltd.	3,273,176	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	1,482,356
Morgan Stanley	Housing Development Finance Corp.	2,800,157	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	342,044
		$9,588,488				$1,993,062

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Coal India, Ltd.	$5,563,647	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	$(132,639)
Credit Suisse	ICICI Bank, Ltd.	3,007,018	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(251,567)
Credit Suisse	Larsen & Toubro, Ltd.	3,844,388	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(216,565)
Morgan Stanley	Mahindra & Mahindra, Ltd.	3,220,781	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	(436,534)
Credit Suisse	Shriram Transport Finance	2,065,007	75 bps + 1M LIBOR	1 M LIBOR	11/30/2015	(392,542)
		$17,700,841				$(1,429,847)
		$27,289,329				$563,215

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2015	27

Statement of Investments	Clough Global Funds
April 30, 2015 (Unaudited)

Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)
ADR - American Depositary Receipt
bps - Basis Points
ETF - Exchange Traded Fund
1 M LIBOR - London Interbank Offered Rate (Monthly)
Ltd. - Limited
MSCI - Morgan Stanley Capital International
NV - Naamloze Vennootschap (Dutch: Limited Liability Company)
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
S.A. - Generally designates corporations in various countries, mostly those employing the civil law
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipt

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to the Financial Statements.

28	www.cloughglobal.com

Clough Global Funds	Statements of Assets and Liabilities
April 30, 2015 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
ASSETS:

Investments, at value (Cost - see below)*	$262,189,197	$427,880,465	$1,079,927,796
Cash	487,542	529,335	2,053,846
Foreign Currency, at value (Cost $978,213, $2,115,203 and $4,142,209)	995,789	2,144,778	4,221,140
Deposit with broker for futures contracts	124,331	223,796	517,218
Deposit with broker for written options and securities sold short	97,293,442	160,444,929	402,463,129
Deposit with broker for total return swap contracts	4,650,755	7,961,899	20,054,653
Unrealized appreciation on total return swap contracts	474,168	771,302	1,993,062
Dividends receivable	260,921	418,891	981,024
Interest receivable	154,451	54,131	628,620
Receivable for investments sold	13,878,562	23,712,096	58,730,065
Total Assets	380,509,158	624,141,622	1,571,570,553

LIABILITIES:

Loan payable	93,300,000	156,000,000	388,900,000
Interest due on loan payable	5,072	8,480	21,140
Variation margin payable	39,956	71,921	166,218
Securities sold short (Proceeds $89,826,767, $148,342,601 and $371,590,635)	94,582,626	156,133,796	391,577,496
Payable for investments purchased	14,466,008	16,156,309	60,197,723
Unrealized depreciation on total return swap contracts	346,567	573,032	1,429,847
Dividends payable - short sales	90,808	150,708	375,677
Interest payable - margin account	32,766	54,269	137,289
Accrued investment advisory fee	215,672	459,725	1,272,160
Accrued administration fee	87,809	163,457	407,091
Accrued trustees fee	306	7,975	306
Other payables and accrued expenses	981	1,788	982
Total Liabilities	203,168,571	329,781,460	844,485,929
Net Assets	$177,340,587	$294,360,162	$727,084,624
Cost of Investments	$244,548,513	$396,765,953	$1,008,758,125

COMPOSITION OF NET ASSETS:

Paid-in capital	$166,087,962	$266,419,903	$714,484,492
Overdistributed net investment income	(8,978,360)	(16,152,488)	(43,012,579)
Accumulated net realized gain on investment securities, futures contracts, securities sold short, written options, total return swap contracts and foreign currency transactions	7,246,262	20,622,574	3,976,339
Net unrealized appreciation in value of investment securities, futures contracts, securities sold short, written options, total return swap contracts and translation of assets and liabilities denominated in foreign currency	12,984,723	23,470,173	51,636,372
Net Assets	$177,340,587	$294,360,162	$727,084,624
Shares of common stock outstanding of no par value, unlimited shares authorized	10,434,606	17,840,705	51,736,859
Net asset value per share	$17.00	$16.50	$14.05

* Securities Loaned, at value	$84,864,496	$141,053,996	$354,142,832

See Notes to the Financial Statements.
Semi-Annual Report | April 30, 2015	29

Statements of Operations	Clough Global Funds
For the Six Months Ended April 30, 2015 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $15,772, $26,883 and $65,601)	$1,444,051	$2,339,665	$5,543,983
Interest on investment securities	523,838	360,637	2,089,957
Hypothecated securities income (See Note 6)	25,467	44,168	124,452
Total Income	1,993,356	2,744,470	7,758,392

EXPENSES:

Investment advisory fee	1,243,158	2,649,012	7,342,516
Administration fee	506,143	941,871	2,349,605
Interest on loan	448,444	749,810	1,869,239
Interest expense - margin account	176,450	293,215	735,318
Trustees fee	85,198	102,318	85,198
Dividend expense - short sales	819,238	1,355,876	3,401,226
Other expenses	71,546	162,423	290,509
Total Expenses	3,350,177	6,254,525	16,073,611
Net Investment Loss	(1,356,821)	(3,510,055)	(8,315,219)

NET REALIZED GAIN/(LOSS) ON:
Investment securities	9,591,213	16,558,673	32,582,076
Futures contracts	84,425	152,540	350,712
Securities sold short	(5,255,218)	(8,707,863)	(21,832,778)
Written options	18,525	43,960	75,696
Total return swap contracts	597,905	983,487	2,486,902
Foreign currency transactions	(728,875)	(1,286,775)	(3,228,914)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investment securities	5,387,815	9,532,291	28,761,146
Futures contracts	(39,956)	(71,921)	(166,218)
Securities sold short	(567,883)	(946,116	(2,355,294)
Written options	24,188	30,195	106,238
Total return swap contracts	(218,782)	(365,041)	(893,201)
Translation of assets and liabilities denominated in foreign currencies	35,496	70,570	183,155
Net gain on investment securities, futures contracts, securities sold short, written options, total return swap contracts and foreign currency transactions	8,928,853	15,994,000	36,069,520
Net Increase in Net Assets Attributable to Common Shares from Operations	$7,572,032	$12,483,945	$27,754,301

See Notes to the Financial Statements.
30	www.cloughglobal.com

Clough Global Allocation Fund	Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period Ended October 31, 2014 (a)	For the Year Ended March 31, 2014

COMMON SHAREHOLDERS OPERATIONS:

Net investment loss	$(1,356,821)	$(1,211,780)	$(2,700,749)
Net realized gain/(loss) from:
Investment securities	9,591,213	9,263,719	33,757,575
Futures contracts	84,425	–	–
Securities sold short	(5,255,218)	(4,048,850)	(11,724,746)
Written options	18,525	1,626,786	1,157,134
Total return swap contracts	597,905	127,759	(397,065)
Foreign currency transactions	(728,875)	(1,107,584)	(1,364,844)
Net change in urealized appreciation/(depreciation) on:
Investment securities	5,387,815	(3,767,515)	1,545,066
Futures contracts	(39,956)	–	–
Securities sold short	(567,883)	776,488	(3,663,378)
Written options	24,188	(262,076)	237,888
Total return swap contracts	(218,782)	527,780	387,137
Translation of assets and liabilities denominated in foreign currencies	35,496	(23,378)	1,667
Net Increase in Net Assets From Operations	7,572,032	1,901,349	17,235,685

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(7,199,878)	(1,428,310)	(2,508,129)
Net realized gains	–	(6,241,125)	(13,300,299)
Net Decrease in Net Assets from Distributions	(7,199,878)	(7,669,435)	(15,808,428)
Net Increase/(Decrease) in Net Assets Attributable to Common Shares	372,154	(5,768,086)	1,427,257

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	176,968,433	182,736,519	181,309,262
End of period*	$177,340,587	$176,968,433	$182,736,519
*Includes Overdistributed Net Investment Income of:	$(8,978,360)	$(421,661)	$(25,714)

(a)	The Board announced, on September 12, 2014, approval to change the fiscal year-end of the Fund from March 31 to October 31 (See Note 1).

See Notes to the Financial Statements.
Semi-Annual Report | April 30, 2015	31

Statements of Changes in Net Assets	Clough Global Equity Fund

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period Ended October 31, 2014 (a)	For the Year Ended March 31, 2014

COMMON SHAREHOLDERS OPERATIONS:

Net investment loss	$(3,510,055)	$(2,960,128)	$(5,959,391)
Net realized gain/(loss) from:
Investment securities	16,558,673	21,552,419	59,677,261
Futures contracts	152,540	–	–
Securities sold short	(8,707,863)	(6,922,240)	(19,377,471)
Written options	43,960	2,711,856	2,132,270
Total return swap contracts	983,487	208,335	(778,872)
Foreign currency transactions	(1,286,775)	(1,873,544)	(2,282,452)
Net change in urealized appreciation/(depreciation) on:
Investment securities	9,532,291	(13,626,546)	7,138,315
Futures contracts	(71,921)	–	–
Securities sold short	(946,116)	1,519,793	(6,297,210)
Written options	30,195	(426,675)	396,480
Total return swap contracts	(365,041)	850,925	912,341
Translation of assets and liabilities denominated in foreign currencies	70,570	(49,915)	2,278
Net Increase in Net Assets From Operations	12,483,945	984,280	35,563,549

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(11,953,272)	(1,468,195)	(6,725,986)
Net realized gains	–	(11,644,723)	(19,589,053)
Net Decrease in Net Assets from Distributions	(11,953,272)	(13,112,918)	(26,315,039)
Net Increase/(Decrease) in Net Assets Attributable to Common Shares	530,673	(12,128,638)	9,248,510

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	293,829,489	305,958,127	296,709,617
End of period*	$294,360,162	$293,829,489	$305,958,127
*Includes Overdistributed Net Investment Income of:	$(16,152,488)	$(689,161)	$(58,333)

(a)	The Board announced, on September 12, 2014, approval to change the fiscal year-end of the Fund from March 31 to October 31 (See Note 1).

See Notes to the Financial Statements.
32	www.cloughglobal.com

Clough Global Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period Ended October 31, 2014 (a)	For the Year Ended March 31, 2014

COMMON SHAREHOLDERS OPERATIONS:

Net investment loss	$(8,315,219)	$(7,695,986)	$(16,433,509)
Net realized gain/(loss) from:
Investment securities	32,582,076	56,231,878	154,280,979
Futures contracts	350,712	–	–
Securities sold short	(21,832,778)	(16,856,654)	(49,230,469)
Written options	75,696	6,494,088	2,518,366
Total return swap contracts	2,486,902	536,860	(1,681,206)
Foreign currency transactions	(3,228,914)	(4,657,276)	(5,764,401)
Net change in urealized appreciation/(depreciation) on:
Investment securities	28,761,146	(33,118,469)	1,301,682
Futures contracts	(166,218)	–	–
Securities sold short	(2,355,294)	3,202,670	(15,331,017)
Written options	106,238	(1,057,790)	951,552
Total return swap contracts	(893,201)	2,223,549	1,634,232
Translation of assets and liabilities denominated in foreign currencies	183,155	(126,915)	6,869
Net Increase in Net Assets From Operations	27,754,301	5,175,955	72,253,078

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(30,524,746)	–	(5,714,309)
Net realized gains	–	(34,405,011)	(64,906,503)
Net Decrease in Net Assets from Distributions	(30,524,746)	(34,405,011)	(70,620,812)
Net Increase/(Decrease) in Net Assets Attributable to Common Shares	(2,770,445)	(29,229,056)	1,632,266

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	729,855,069	759,084,125	757,451,859
End of period*	$727,084,624	$729,855,069	$759,084,125
*Includes Overdistributed Net Investment Income of:	$(43,012,579)	$(4,172,614)	$(4,669,930)

(a)	The Board announced, on September 12, 2014, approval to change the fiscal year-end of the Fund from March 31 to October 31 (See Note 1).

See Notes to the Financial Statements.
Semi-Annual Report | April 30, 2015	33

Statements of Cash Flows	Clough Global Funds
For the Six Months Ended April 30, 2015 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$7,572,032	$12,483,945	$27,754,301
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(185,910,445)	(272,923,642)	(730,973,891)
Proceeds from disposition of investment securities	204,544,072	305,290,334	824,418,363
Proceeds from securities sold short transactions	144,063,851	238,271,643	594,658,610
Cover securities sold short transactions	(121,127,594)	(200,971,758)	(501,343,068)
Premiums received from written options transactions	35,130	73,099	146,688
Premiums paid on closing written options transactions	(35,411)	(61,669)	(151,869)
Purchased options transactions	(37,679)	(63,100)	(157,298)
Net purchases of short-term investment securities	(1,780,717)	(11,020,310)	(31,809,009)
Net realized gain from investment securities	(9,591,213)	(16,558,673)	(32,582,076)
Net realized gain from futures contracts	(84,425)	(152,540)	(350,712)
Net realized loss on securities sold short	5,255,218	8,707,863	21,832,778
Net realized gain on written options	(18,525)	(43,960)	(75,696)
Net realized gain on total return swap contracts	(597,905)	(983,487)	(2,486,902)
Net realized loss on foreign currency transactions	515,636	916,200	2,254,172
Net change in unrealized appreciation on investment securities	(5,387,815)	(9,532,291)	(28,761,146)
Net change in unrealized depreciation on futures contracts	39,956	71,921	166,218
Net change in unrealized depreciation on securities sold short	567,883	946,116	2,355,294
Net change in unrealized appreciation on written options	(24,188)	(30,195)	(106,238)
Net change in unrealized depreciation on total return swap contracts	218,782	365,041	893,201
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	(35,496)	(70,570)	(183,155)
Net receipts from total return swap contracts	597,905	983,487	2,486,902
Discount and premiums amortized	15,285	21,457	64,070
Increase in deposits with broker for futures contracts	(124,331)	(223,796)	(517,218)
Increase in deposits with broker for written options and securities sold short	(32,033,703)	(51,390,071)	(130,637,866)
Increase in deposits with broker for total return swap contracts	(2,701,398)	(4,801,744)	(11,852,300)
Increase in dividends receivable	(123,835)	(178,620)	(407,210)
Decrease in interest receivable	245,986	396,477	912,371
Increase in interest due on loan payable	240	401	999
Increase in dividends payable - short sales	87,296	144,841	361,053
Increase in interest payable - margin account	5,791	9,430	24,970
Increase in accrued investment advisory fee	10,057	20,799	53,761
Increase in accrued administration fee	4,094	7,394	17,203
Decrease in accrued trustees fee	(14,246)	(6,577)	(14,246)
Increase in other payables and accrued expenses	817	1,598	817
Net cash provided by operating activities	4,151,105	(300,957)	5,991,871

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid	(7,199,878)	(11,953,272)	(30,524,746)
Net cash used in financing activities	(7,199,878)	(11,953,272)	(30,524,746)

Effect of exchange rates on cash	35,496	70,570	183,155

Net Change in Cash and Foreign Rates on Cash and Foreign Currency	(3,013,277)	(12,183,659)	(24,349,720)

Cash and foreign currency, beginning of period	$4,496,608	$14,857,772	$30,624,706
Cash and foreign currency, end of period	$1,483,331	$2,674,113	$6,274,986

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing:	$448,204	$749,409	$1,868,240

See Notes to the Financial Statements.
34	www.cloughglobal.com

Clough Global Allocation Fund	Financial Highlights
For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Period Ended October 31, 2014(1)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$16.96		$17.51		$17.38	$16.30	$18.35	$16.90
Income from investment operations:
Net investment income/(loss)*	(0.13)		(0.12)		(0.26)	(0.01)	0.26	0.38
Net realized and unrealized gain/(loss) on investments	0.86		0.31		1.90	2.29	(1.11)	2.27
Total Income from Investment Operations	0.73		0.19		1.64	2.28	(0.85)	2.65

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.69)		(0.14)		(0.24)	(0.90)	(1.20)	(1.20)
Net realized gains	–		(0.60)		(1.27)	(0.30)	–	–
Total Distributions to Common Shareholders	(0.69)		(0.74)		(1.51)	(1.20)	(1.20)	(1.20)

Net asset value - end of period	$17.00		$16.96		$17.51	$17.38	$16.30	$18.35
Market price - end of period	$15.05		$14.60		$15.18	$15.07	$13.94	$16.24

Total Investment Return - Net Asset Value:(2)	4.95%		1.68%		11.14%	16.19%	(3.48)%	17.30%
Total Investment Return - Market Price:(2)	7.93%		0.97%		11.12%	17.81%	(6.73)%	10.20%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$177,341		$176,968		$182,737	$181,309	$170,120	$191,502
Ratios to average net assets attributable to common shareholders:
Total expenses	3.78	%(3)	3.25	%(3)	3.34%	3.24%	3.05%	2.87%
Total expenses excluding interest expense and dividends on short sales expense	2.15	%(3)	2.00	%(3)	1.94%	1.93%	1.80%	1.74%
Net investment income/(loss)	(1.53	)(3)	(1.15	)(3)	(1.47)	(0.04)	1.61	2.28
Portfolio turnover rate(4)	76%		110%		179%	250%	192%	172%

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$93,300		$93,300		$93,300	$89,800	$89,800	$89,800
Asset Coverage Per $1,000 (000s)	$2,901		$2,897		$2,959	$3,019	$2,894	$3,133

*	Based on average shares outstanding.
(1)	The Board announced, on September 12, 2014, approval to change the fiscal year-end of the Fund from March 31 to October 31 (See Note 1).
(2)
Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results.  Total returns for the period indicated are not annualized.

(3)	Annualized.
(4)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to the Financial Statements.
Semi-Annual Report | April 30, 2015	35

Financial Highlights	Clough Global Equity Fund
For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Period Ended October 31, 2014(1)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$16.47		$17.15		$16.63	$15.53	$17.62	$16.29
Income from investment operations:
Net investment income/(loss)*	(0.20)		(0.17)		(0.33)	(0.06)	0.21	0.30
Net realized and unrealized gain/(loss) on investments	0.90		0.23		2.33	2.32	(1.14)	2.19
Total Income from Investment Operations	0.70		0.06		2.00	2.26	(0.93)	2.49

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.67)		(0.08)		(0.38)	(0.87)	(1.14)	(1.16)
Net realized gains	–		(0.66)		(1.10)	(0.29)	–	–
Tax return of capital	–		–		–	–	(0.02)	–
Total Distributions to Common Shareholders	(0.67)		(0.74)		(1.48)	(1.16)	(1.16)	(1.16)

Net asset value - end of period	$16.50		$16.47		$17.15	$16.63	$15.53	$17.62
Market price - end of period	$15.04		$14.34		$15.42	$14.70	$13.09	$15.37

Total Investment Return - Net Asset Value:(2)	4.80%		0.86%		13.57%	16.90%	(4.08)%	17.05%
Total Investment Return - Market Price:(2)	9.72%		(2.33)%		15.52%	22.60%	(7.32)%	16.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$294,360		$293,829		$305,958	$296,710	$277,061	$314,355
Ratios to average net assets attributable to common shareholders:
Total expenses	4.27	%(3)	3.68	%(3)	3.76%	3.67%	3.43%	3.23%
Total expenses excluding interest expense and dividends on short sales expense	2.63	%(3)	2.42	%(3)	2.36%	2.35%	2.18%	2.10%
Net investment income/(loss)	(2.39	)%(3)	(1.68	)%(3)	(1.95)%	(0.37)%	1.34%	1.87%
Portfolio turnover rate(4)	67%		102%		166%	250%	183%	173%

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$156,000		$156,000		$156,000	$147,000	$147,000	$147,000
Asset Coverage Per $1,000 (000s)	$2,887		$2,884		$2,961	$3,018	$2,885	$3,138

*	Based on average shares outstanding.
(1)	The Board announced, on September 12, 2014, approval to change the fiscal year-end of the Fund from March 31 to October 31 (See Note 1).
(2)
Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results.  Total returns for the period indicated are not annualized.

(3)	Annualized.
(4)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to the Financial Statements.
36	www.cloughglobal.com

Clough Global Opportunities Fund	Financial Highlights
For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Period Ended October 31, 2014(1)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$14.11		$14.67		$14.64	$13.84	$15.72	$14.68
Income from investment operations:
Net investment income/(loss)*	(0.16)		(0.15)		(0.32)	(0.09)	0.14	0.25
Net realized and unrealized gain/(loss) on investments	0.69		0.26		1.72	1.97	(0.94)	1.87
Total Income from Investment Operations	0.53		0.11		1.40	1.88	(0.80)	2.12

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.59)		–		(0.11)	(1.08)	(1.05)	(1.08)
Net realized gains	–		(0.67)		(1.26)	–	–	–
Tax return of capital	–		–		–	–	(0.03)	–
Total Distributions to Common Shareholders	(0.59)		(0.67)		(1.37)	(1.08)	(1.08)	(1.08)

Net asset value - end of period	$14.05		$14.11		$14.67	$14.64	$13.84	$15.72
Market price - end of period	$12.47		$12.18		$12.75	$12.87	$11.78	$13.85

Total Investment Return - Net Asset Value:(2)	4.39%		1.39%		11.26%	15.87%	(3.88)%	16.21%
Total Investment Return - Market Price:(2)	7.34%		0.70%		9.99%	19.67%	(7.14)%	15.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$727,085		$729,855		$759,084	$757,452	$716,213	$813,178
Ratios to average net assets attributable to common shareholders:
Total expenses	4.41	%(3)	3.86	%(3)	3.97%	3.86%	3.61%	3.40%
Total expenses excluding interest expense and dividends on short sales expense	2.76	%(3)	2.60	%(3)	2.55%	2.52%	2.35%	2.25%
Net investment income/(loss)	(2.28	)%(3)	(1.76	)%(3)	(2.15)%	(0.64)%	1.04%	1.74%
Portfolio turnover rate(4)	73%		111%		178%	241%	193%	171%

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$388,900		$388,900		$388,900	$388,900	$388,900	$388,900
Asset Coverage Per $1,000 (000s)	$2,870		$2,877		$2,952	$2,948	$2,842	$3,091

*	Based on average shares outstanding.
(1)	The Board announced, on September 12, 2014, approval to change the fiscal year-end of the Fund from March 31 to October 31 (See Note 1).
(2)
Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results.  Total returns for the period indicated are not annualized.

(3)	Annualized.
(4)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to the Financial Statements.
Semi-Annual Report | April 30, 2015	37

Notes to Financial Statements	Clough Global Funds
April 30, 2015 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund, are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004 and January 25, 2005, respectively for Clough Global Allocation Fund and Clough Global Equity Fund, and an Agreement and Declaration of Trust dated January 12, 2006, for Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval.  Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees may authorize separate classes of shares of beneficial interest.  The common shares of Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE MKT and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively. The Board of Trustees of each Fund announced, on September 12, 2014, that it had approved a change to the Funds’ fiscal year-end from March 31 to October 31.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP.  The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE” or the “Exchange”) on April 30, 2015.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded.  In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board of Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Board of Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Exchange-traded options are valued at closing settlement prices. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent.  If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

38	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
April 30, 2015 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of April 30, 2015, in valuing each Fund’s investments carried at value.  The Funds recognize transfers between the levels as of the end of the period in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the six months ended April 30, 2015.

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$215,511,436	$–	$–	$215,511,436
Closed-End Funds	11,040,057	–	–	11,040,057
Participation Notes	–	3,372,401	–	3,372,401
Warrants	58,479	–	–	58,479
Corporate Bonds	–	13,269,752	–	13,269,752
Asset/Mortgage Backed Securities	–	9,574,936	–	9,574,936
Government & Agency Obligations	–	1,615,546	–	1,615,546
Municipal Bonds	–	2,465,975	–	2,465,975
Short-Term Investments
Money Market Fund	5,280,615	–	–	5,280,615
TOTAL	$231,890,587	$30,298,610	$–	$262,189,197

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$474,168	$–	$474,168

Liabilities
Securities Sold Short
Common Stocks
Consumer Discretionary	(3,910,663)	–	–	(3,910,663)
Consumer Staples	(445,092)	–	–	(445,092)
Energy	(1,187,500)	–	–	(1,187,500)
Financials	(2,856,512)	–	–	(2,856,512)
Health Care	(12,540,685)	–	–	(12,540,685)
Industrials	(16,462,398)	(67)	–	(16,462,465)
Information Technology	(3,409,366)	–	–	(3,409,366)
Materials	(5,884,988)	–	–	(5,884,988)
Utilities	(651,631)	–	–	(651,631)
Exchange Traded Funds	(47,233,724)	–	–	(47,233,724)
Futures Contracts**	(39,956)	–	–	(39,956)
Total Return Swap Contracts**	–	(346,567)	–	(346,567)
TOTAL	$(94,622,515)	$127,534	$–	$(94,494,981)

Semi-Annual Report | April 30, 2015	39

Notes to Financial Statements	Clough Global Funds
April 30, 2015 (Unaudited)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$97,020,631	$–	$–	$97,020,631
Consumer Staples	2,516,685	–	–	2,516,685
Energy	17,473,099	–	–	17,473,099
Financials	88,374,729	–	–	88,374,729
Health Care	78,457,742	894,250	–	79,351,992
Industrials	30,983,851	–	–	30,983,851
Information Technology	56,358,320	–	–	56,358,320
Materials	12,915,897	–	–	12,915,897
Telecommunication Services	5,992,022	–	–	5,992,022
Utilities	2,996,694	–	–	2,996,694
Participation Notes	–	6,519,298	–	6,519,298
Warrants	97,860	–	–	97,860
Corporate Bonds	–	1,891,537	–	1,891,537
Asset/Mortgage Backed Securities	–	1,915,493	–	1,915,493
Government & Agency Obligations	–	2,584,875	–	2,584,875
Municipal Bonds	–	2,367,336	–	2,367,336
Short-Term Investments
Money Market Fund	18,520,146	–	–	18,520,146
TOTAL	$411,707,676	$16,172,789	$–	$427,880,465

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$771,302	$–	$771,302

Liabilities
Securities Sold Short
Common Stocks
Consumer Discretionary	(6,536,607)	–	–	(6,536,607)
Consumer Staples	(740,541)	–	–	(740,541)
Energy	(1,973,150)	–	–	(1,973,150)
Financials	(4,734,033)	–	–	(4,734,033)
Health Care	(20,693,975)	–	–	(20,693,975)
Industrials	(27,200,808)	(112)	–	(27,200,920)
Information Technology	(5,647,226)	–	–	(5,647,226)
Materials	(9,655,812)	–	–	(9,655,812)
Utilities	(1,081,278)	–	–	(1,081,278)
Exchange Traded Funds	(77,870,254)	–	–	(77,870,254)
Futures Contracts**	(71,921)	–	–	(71,921)
Total Return Swap Contracts**	–	(573,032)	–	(573,032)
TOTAL	$(156,205,605)	$198,158	$–	$(156,007,447)

40	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
April 30, 2015 (Unaudited)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$898,166,565	$–	$–	$898,166,565
Participation Notes	–	13,952,539	–	13,952,539
Warrants	243,661	–	–	243,661
Corporate Bonds	–	54,402,270	–	54,402,270
Asset/Mortgage Backed Securities	–	48,821,736	–	48,821,736
Government & Agency Obligations	–	6,569,889	–	6,569,889
Municipal Bonds	–	9,962,539	–	9,962,539
Short-Term Investments
Money Market Fund	47,808,597	–	–	47,808,597
TOTAL	$946,218,823	$133,708,973	$–	$1,079,927,796

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$1,993,062	$–	$1,993,062

Liabilities
Securities Sold Short
Common Stocks
Consumer Discretionary	(16,271,913)	–	–	(16,271,913)
Consumer Staples	(1,849,434)	–	–	(1,849,434)
Energy	(4,915,300)	–	–	(4,915,300)
Financials	(11,814,519)	–	–	(11,814,519)
Health Care	(51,602,515)	–	–	(51,602,515)
Industrials	(67,992,052)	(278)	–	(67,992,330)
Information Technology	(14,083,154)	–	–	(14,083,154)
Materials	(24,122,534)	–	–	(24,122,534)
Utilities	(2,692,454)	–	–	(2,692,454)
Exchange Traded Funds	(196,233,343)	–	–	(196,233,343)
Futures Contracts**	(166,218)	–	–	(166,218)
Total Return Swap Contracts**	–	(1,429,847)	–	(1,429,847)
TOTAL	$(391,743,436)	$562,937	$–	$(391,180,499)

* For detailed industry descriptions, see the accompanying Statement of Investments.
** Swap contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough”) believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of each Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Funds’ Fair Value Procedures and reports quarterly to the Board of Trustees on the results of those meetings.

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Semi-Annual Report | April 30, 2015	41

Notes to Financial Statements	Clough Global Funds
April 30, 2015 (Unaudited)

The effect of changes in foreign currency exchange rates on investments is reported with all other foreign currency realized and unrealized gains and losses in the Funds’ Statements of Operations.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency spot contracts are reported in the Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the Funds’ Statements of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

A Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statements of Operations.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. The cash amount is reported on the Statements of Assets and Liabilities as Deposit with broker for written options and securities sold short which is held with one counterparty. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred by the Funds is reported on the Statements of Operations as Interest expense – margin account. Interest amounts payable are reported on the Statements of Assets and Liabilities as Interest payable – margin account.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

42	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
April 30, 2015 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund’s investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options. The cash amount is reported on the Statements of Assets and Liabilities as Deposit with broker for written options and securities sold short which is held with one counterparty. The interest incurred on the Funds is reported on the Statements of Operations as Interest expense – margin account. Interest amounts payable by the Funds are reported on the Statements of Assets and Liabilities as Interest payable – margin account.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Semi-Annual Report | April 30, 2015	43

Notes to Financial Statements	Clough Global Funds
April 30, 2015 (Unaudited)

Written option activity for the six months ended April 30, 2015, was as follows:

Clough Global Allocation Fund
	Written Call Options
	Contracts	Premiums
Outstanding, October 31, 2014	(282)	$34,512
Positions opened	(292)	35,130
Closed	508	(53,936)
Exercised	66	(15,706)
Expired	–	–
Outstanding, April 30, 2015	–	$–
Market Value, April 30, 2015		$–

Clough Global Equity Fund
	Written Call Options
	Contracts	Premiums
Outstanding, October 31, 2014	(605)	$74,170
Positions opened	(659)	73,099
Closed	979	(105,629)
Exercised	285	(41,640)
Expired	–	–
Outstanding, April 30, 2015	–	$–
Market Value, April 30, 2015		$–

Clough Global Opportunities Fund
	Written Call Options
	Contracts	Premiums
Outstanding, October 31, 2014	(1,208)	$148,937
Positions opened	(1,219)	146,688
Closed	2,141	(227,564)
Exercised	286	(68,061)
Expired	–	–
Outstanding, April 30, 2015	–	$–
Market Value, April 30, 2015		$–

Futures Contracts: Each Fund may enter into futures contracts.  A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If a Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be “long” under the contract. If a Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be “short” under the contract. The price at which the contract trades (the “contract price”) is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  Such payables or receivables are recorded for financial statement purposes as unrealized gains or losses by each Fund. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts. The cash amount is reported on the Statements of Assets and Liabilities as Deposit with broker for futures contracts which is held with one counterparty.

The Funds enter into such transactions for hedging and other appropriate risk-management purposes or to increase return. While a Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Funds’ portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

44	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
April 30, 2015 (Unaudited)

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange‐traded futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange‐traded and the exchange’s clearinghouse, as counterparty to all exchange‐traded futures contracts, guarantees the futures contracts against default.

Swaps: During the period each Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. Each Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If each Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts. The cash amount is reported on the Statements of Assets and Liabilities as Deposit with broker for total return swap contracts which is held with one counterparty.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the  six months ended April 30, 2015, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices.

Warrants/Rights:  Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Each Fund held no rights at the end of the period.

Semi-Annual Report | April 30, 2015	45

Notes to Financial Statements	Clough Global Funds
April 30, 2015 (Unaudited)

The effect of derivatives instruments on each Fund’s Statements of Assets and Liabilities as of April 30, 2015:

	Asset Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Clough Global Allocation Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$474,168
Equity Contracts (Warrants)	Investments, at value	58,479
Total		$532,647

Clough Global Equity Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$771,302
Equity Contracts (Warrants)	Investments, at value	97,860
Total		$869,162

Clough Global Opportunities Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$1,993,062
Equity Contracts (Warrants)	Investments, at value	243,661
Total		$2,236,723

	Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Clough Global Allocation Fund
Foreign Currency Contracts (Futures Contracts)	Variation margin payable	(39,956)
Equity Contracts (Total Return Swap Contracts)	Unrealized depreciation on total return swap contracts	(346,567)
Total		$(386,523)

Clough Global Equity Fund
Foreign Currency Contracts (Futures Contracts)	Variation margin payable	(71,921)
Equity Contracts (Total Return Swap Contracts)	Unrealized depreciation on total return swap contracts	(573,032)
Total		$(644,953)

Clough Global Opportunities Fund
Foreign Currency Contracts (Futures Contracts)	Variation margin payable	(166,218)
Equity Contracts (Total Return Swap Contracts)	Unrealized depreciation on total return swap contracts	(1,429,847)
Total		$(1,596,065)

46	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
April 30, 2015 (Unaudited)

The effect of derivatives instruments on each Fund’s Statements of Operations for the six months ended April 30, 2015:

			Change in
			Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income
Clough Global Allocation Fund
Foreign Currency Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$84,425	$(39,956)
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	18,525	24,188
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	597,905	(218,782)
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/(depreciation) on investment securities	(37,679)	–
Equity Contracts (Warrants)	Net realized gain/(loss) on investment securities/ Net change in unrealized appreciation/(depreciation) on investment securities	604	8,865
Total		$663,780	$(225,685)

Clough Global Equity Fund
Foreign Currency Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$152,540	$(71,921)
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	43,960	30,195
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	983,487	(365,041)
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/(depreciation) on investment securities	(63,100)	–
Equity Contracts (Warrants)	Net realized gain/(loss) on investment securities/ Net change in unrealized appreciation/(depreciation) on investment securities	973	14,930
Total		$1,117,860	$(391,837)

Clough Global Opportunities Fund
Foreign Currency Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$350,712	$(166,218)
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	75,696	106,238
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	2,486,902	(893,201)
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/(depreciation) on investment securities	(327,502)	102,830
Equity Contracts (Warrants)	Net realized gain/(loss) on investment securities/ Net change in unrealized appreciation/(depreciation) on investment securities	2,627	36,532
Total		$2,588,435	$(813,819)

Semi-Annual Report | April 30, 2015	47

Notes to Financial Statements	Clough Global Funds
April 30, 2015 (Unaudited)

The average purchased and written option contracts volume during the six months ended April 30, 2015, is noted below for each of the Funds.

Fund	Average Purchased Option Contract Volume	Average Written Option Contract Volume
Clough Global Allocation Fund	243	131
Clough Global Equity Fund	408	248
Clough Global Opportunities Fund	1,133	548

The average total return swap contracts notional amount during the six months ended April 30, 2015, is noted below for each of the Funds.

Fund	Average Swap Contract Notional Amount
Clough Global Allocation Fund	$4,216,731
Clough Global Equity Fund	6,946,484
Clough Global Opportunities Fund	17,493,842

The average warrant market value during the six months ended April 30, 2015, is noted below for each of the Funds.

Fund	Average Warrant Market Value
Clough Global Allocation Fund	$55,931
Clough Global Equity Fund	93,583
Clough Global Opportunities Fund	233,098

The average futures contracts volume during the six months ended April 30, 2015, is noted below for each of the Funds.

Fund	Average Futures Contract Volume
Clough Global Allocation Fund	40
Clough Global Equity Fund	74
Clough Global Opportunities Fund	166

Certain derivative contracts are executed under either standardized netting agreements or, for exchange‐traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set‐off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

48	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
April 30, 2015 (Unaudited)

Offsetting of Derivatives Assets
April 30, 2015

				Gross Amounts Not
		Gross Amounts Offset in the Statements of	Net Amounts Presented in the Statements of	Offset in the
				Statements of
				Assets and
				Liabilities
	Gross Amounts of	Assets and	Assets and	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Liabilities	Instruments (a)	Pledged(a)	Net Amount
Clough Global Allocation Fund
Total Return Swap Contracts	$474,168	$–	$474,168	$(146,633)	$–	$327,535
Total	$474,168	$–	$474,168	$(146,633)	$–	$327,535

Clough Global Equity Fund
Total Return Swap Contracts	$771,302	$–	$771,302	$(242,652)	$–	$528,650
Total	$771,302	$–	$771,302	$(242,652)	$–	$528,650

Clough Global Opportunities Fund
Total Return Swap Contracts	$1,993,062	$–	$1,993,062	$(605,196)	$–	$1,387,866
Total	$1,993,062	$–	$1,993,062	$(605,196)	$–	$1,387,866

Offsetting of Derivatives Liabilities
April 30, 2015

				Gross Amounts Not
				Offset in the
		Gross Amounts	Net Amounts	Statements of
		Offset in the	Presented in the	Assets and
	Gross Amounts of	Statements of	Statements of	Liabilities
	Recognized	Assets and	Assets and	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments (a)	Pledged(a)	Net Amount
Clough Global Allocation Fund
Total Return Swap Contracts	$346,567	$–	$346,567	$(146,633)	$(199,934)	$–
Total	$346,567	$–	$346,567	$(146,633)	$(199,934)	$–

Clough Global Equity Fund
Total Return Swap Contracts	$573,032	$–	$573,032	$(242,652)	$(330,380)	$–
Total	$573,032	$–	$573,032	$(242,652)	$(330,380)	$–

Clough Global Opportunities Fund
Total Return Swap Contracts	$1,429,847	$–	$1,429,847	$(605,196)	$(824,651)	$–
Total	$1,429,847	$–	$1,429,847	$(605,196)	$(824,651)	$–

(a)     These amounts are limited to the derivative asset balance and, accordingly, do not include excess collateral received/pledged.

Income Taxes: Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.  As of and during the period ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Semi-Annual Report | April 30, 2015	49

Notes to Financial Statements	Clough Global Funds
April 30, 2015 (Unaudited)

Distributions to Shareholders: Each Fund intends to make a level dividend distribution each month to Common Shareholders after payment of interest on any outstanding borrowings. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by a Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Fund on the ex-dividend date. Each Fund has received approval from the Securities and Exchange Commission (the “Commission”) for exemption from Section 19(b) of the 1940 Act, and Rule 19b-1 there under permitting each Fund to make periodic distributions of long-term capital gains, provided that the distribution policy of a fund with respect to its Common Shares calls for periodic (e.g. quarterly/monthly) distributions in an amount equal to a fixed percentage of each Fund’s average net asset value over a specified period of time or market price per common share at or about the time of distributions or pay-out of a level dollar amount.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income and Dividend expense-short sales are recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Counterparty Risk: Each of the Funds run the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of each Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that each of the Funds use over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for each of the Funds.

Other Risk Factors: Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Funds to be subject to larger short-term declines in value.

The Funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity. At October 31, 2014, Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund each had a significant concentration of their investment securities (Investments, at value recorded on the Statements of Assets and Liabilities) in companies based in the United States 90.56%, 87.79% and 90.10% of net assets, respectively.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Funds invest in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

50	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
April 30, 2015 (Unaudited)

2. TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

The tax character of the distributions paid by the Funds during the period ended October 31, 2014 were as follows:

		Long-Term Capital
	Ordinary income	Gains	Total
Clough Global Allocation Fund
October 31, 2014	$1,428,310	$6,241,125	$7,669,435
March 31, 2014	2,508,129	13,300,299	15,808,428
March 31, 2013	9,391,145	3,130,382	12,521,527
Clough Global Equity Fund
October 31, 2014	$1,468,195	$11,644,723	$13,112,918
March 31, 2014	6,725,986	19,589,053	26,315,039
March 31, 2013	15,521,413	5,173,804	20,695,217
Clough Global Opportunities Fund
October 31, 2014	$–	$34,405,011	$34,405,011
March 31, 2014	5,714,309	64,906,503	70,620,812
March 31, 2013	55,875,807	–	55,875,807

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of April 30, 2015, were as follows:

	Clough Global	Clough Global Equity	Clough Global
	Allocation Fund	Fund	Opportunities Fund
Gross appreciation (excess of value over tax cost)	$21,076,066	$40,234,814	$85,194,246
Gross depreciation (excess of tax cost over value)	(5,690,131)	(12,456,426)	(23,352,873)
Net unrealized appreciation	$15,385,935	$27,778,388	$61,841,373
Cost of investments for income tax purposes	$246,803,262	$400,102,077	$1,018,086,423

3. CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized for each Fund.

Transactions in common shares were as follows:

					Clough Global Opportunities
	Clough Global Allocation Fund		Clough Global Equity Fund		Fund
	For the Six	For the Period	For the Six	For the Period	For the Six	For the Period
	Months Ended	Ended October	Months Ended	Ended October	Months Ended	Ended October
	April 30, 2015	31, 2014	April 30, 2015	31, 2014	April 30, 2015	31, 2014
Common Shares Outstanding ‐ beginning of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859
Common Shares Outstanding ‐ end of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859

Semi-Annual Report | April 30, 2015	51

Notes to Financial Statements	Clough Global Funds
April 30, 2015 (Unaudited)

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term securities, for the six months ended April 30, 2015, are listed in the table below.

			Purchases of Long-Term	Proceeds from Sales of
	Cost of Investments	Proceeds From	U.S. Government	Long-Term U.S.
Fund	Purchased	Investments Sold	Obligations	Government Obligations
Clough Global Allocation Fund	$189,507,396	$179,990,881	$4,164,855	$18,406,397
Clough Global Equity Fund	274,061,541	275,081,116	3,881,484	24,427,130
Clough Global Opportunities Fund	742,590,510	732,604,152	16,500,823	71,789,367

5. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Clough serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) with each Fund. As compensation for its services to the Fund, Clough receives an annual investment advisory fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS Fund Services, Inc. (“ALPS”) serves as each Fund’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement with each Fund. As compensation for its services to each Fund, ALPS receives an annual administration fee based on each Fund’s average daily total assets, computed daily and payable monthly. ALPS will pay all expenses incurred by each Fund, with the exception of advisory fees, trustees’ fees, portfolio transaction expenses, litigation expenses, taxes, expenses of conducting repurchase offers for the purpose of repurchasing fund shares, costs of preferred shares, and extraordinary expenses.

Both Clough and ALPS are considered to be “affiliates” of the Funds as defined in the 1940 Act.

6. COMMITTED FACILITY AGREEMENT AND LENDING AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP.  Each Fund is currently borrowing the maximum commitment covered by the agreement. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $146,942,606, $245,052,909 and $605,670,449 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 0.70% (prior to October 15, 2014, 0.75%) on the amount borrowed and 0.65% on the undrawn balance. Each Fund also pays a one-time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund.

The Agreement was amended on December 31, 2013, to increase the Maximum Commitment Financing to $93,300,000 for the Clough Global Allocation Fund and $156,000,000 for the Clough Global Equity Fund. For the six months ended April 30, 2015 the average borrowings outstanding for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement were $93,300,000, $156,000,000 and $388,900,000, respectively, and the average interest rate for the borrowings was 0.96%. As of April 30, 2015, the outstanding borrowings for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $93,300,000, $156,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on April 30, 2015, was 0.98%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement.  BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

52	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
April 30, 2015 (Unaudited)

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings.  Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair market value of such Lent Securities against the Current Borrowings.  As of April 30, 2015, the market value of the Lent Securities for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $84,864,496, $141,053,996 and $354,142,832, respectively.

The Board of Trustees has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the six months ended April 30, 2015.

Each Fund receives income from BNP based on the value of the Lent Securities. This income is recorded as Hypothecated securities income on the Statements of Operations. The interest incurred on borrowed amounts is recorded as Interest on loan in the Statements of Operations, a part of Total Expenses.

7. OTHER

The Independent Trustees of each Fund receive from each Fund a quarterly retainer of $3,500 and an additional $1,500 for each board meeting attended. The Chairman of the Board of Trustees of each Fund receives a quarterly retainer from each Fund of $4,200 and an additional $1,800 for each board meeting attended. The Chairman of the Audit Committee of each Fund receives a quarterly retainer from each Fund of $3,850 and an additional $1,650 for each board meeting attended.

8. SUBSEQUENT EVENT

The Board of Trustees of each Fund announced, on April 20, 2015, that it had approved a share repurchase program.  Under the share repurchase program, each Fund may purchase up to 5% of its outstanding common shares as of April 9, 2015, in the open market, through the Funds’ fiscal year end of October 31, 2015.

Semi-Annual Report | April 30, 2015	53

Dividend Reinvestment Plan	Clough Global Funds
April 30, 2015 (Unaudited)

Unless the registered owner of Common Shares elects to receive cash by contacting DST Sytems, Inc. (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in each Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re–invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever a Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non–participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from a Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open–Market Purchases”) on the American Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open–Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex–dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open–Market Purchases. If, before the Plan Administrator has completed its Open–Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open–Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open–Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open–Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan  participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by a Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open–Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

Each Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, DST Systems, Inc.,  333 West 11th Street, 5th Floor, Kansas City, Missouri 64105.

54	www.cloughglobal.com

Clough Global Funds	Additional Information
April 30, 2015 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES
Each Fund’s policies and procedures used in determining how to vote proxies relating to portfolio securities are available on the Funds’ website at http://www.cloughglobal.com. Information regarding how each Fund voted proxies relating to portfolio securities held by each Fund for the period ended June 30, are available without charge, upon request, by contacting the Funds at 1-877-256-8445 and on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N–Q within 60 days after the end of the period. Copies of the Funds’ Form N–Q are available without a charge, upon request, by contacting the Funds at 1–877–256–8445 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N–Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1–800–SEC–0330.

NOTICE
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that each Fund may purchase at market prices from time to time shares of its common stock in the open market.

SECTION 19(A) NOTICES
The following table sets forth the estimated amount of the sources of distribution for purposes of Section 19 of the Investment Company Act of 1940, as amended, and the related rules adopted there under. Each Fund estimates the following percentages, of the total distribution amount per share, attributable to (i) current and prior fiscal year net investment income, (ii) net realized short-term capital gain, (iii) net realized long-term capital gain and (iv) return of capital or other capital source as a percentage of the total distribution amount. These percentages are disclosed for the fiscal year-to-date cumulative distribution amount per share for the Fund.

The amounts and sources of distributions reported in these 19(a) notices are only estimates and not for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the period ended April 30, 2015				% Breakdown of the Total Cumulative Distributions for the period ended April 30, 2015
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
Clough Global Allocation Fund	$0.0000	$0.5880	$0.1020	$0.6900	0.00%	85.22%	14.78%	100.00%
Clough Global Equity Fund	$0.0000	$0.5650	$0.1050	$0.6700	0.00%	84.33%	15.67%	100.00%
Clough Global Opportunities Fund	$0.0000	$0.1378	$0.4522	$0.5900	0.00%	23.36%	76.64%	100.00%

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, each Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by each Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month. Each Fund’s current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

Semi-Annual Report | April 30, 2015	55

Investment Advisory Agreement Approval	Clough Global Funds
April 30, 2015 (Unaudited)

On April 9, 2015, the Board of Trustees of each Fund met in person to, among other things, review and consider the renewal of the Advisory Agreements. During their review of each Advisory Agreement, the Trustees, including the non-interested Trustees, considered in general the nature, quality and scope of services to be provided by Clough.

Prior to the beginning of their review of the Advisory Agreements, counsel to the Funds, who also serves as independent counsel to the non-interested Trustees, discussed with the Trustees their role and fiduciary responsibilities in general and also specifically under the Investment Company Act of 1940 with respect to the renewal of each Advisory Agreement.

Representatives from Clough discussed Clough’s materials relating to the Trustees’ consideration of renewal of the Advisory Agreements. It was noted that included in the Board materials were responses by Clough to a questionnaire drafted by legal counsel to the Funds to assist the Board in evaluating whether to renew the Advisory Agreements (the “15(c) Materials”). The Board noted that the 15(c) Materials were extensive, and included information relating to: each Fund’s investment results; portfolio composition; advisory fee and expense comparisons; financial information regarding Clough; descriptions such as compliance monitoring and portfolio trading practices; information about the personnel providing investment management services to the Funds; and the nature of services provided under each Advisory Agreement.

The Board reviewed the organizational structure and business operations of Clough.  The Board also reviewed the qualifications of Clough and its principals to act as each Fund’s investment adviser. The Board considered the professional experience of the portfolio managers, Eric A. Brock, James E. Canty and Charles I. Clough, Jr., Partners at Clough, as well as Robert Zdunczyk, portfolio manager of the Clough Global Allocation Fund and Clough Global Opportunities Fund (collectively, the “Portfolio Managers”), emphasizing that each of the Portfolio Managers had substantial experience as an investment professional. The Trustees acknowledged their familiarity with the expertise and standing in the investment community of the Portfolio Managers, and their satisfaction with the expertise of Clough and the services provided by Clough to the Funds. The Trustees concluded that the portfolio management team was well qualified to serve the Funds in those functions.  Recent additions of certain personnel by Clough also were noted.

The Board discussed with representatives from Clough the various other investment products managed by Clough other than the Funds. The Board also considered the adequacy of Clough’s facilities. The Trustees concluded that Clough appeared to have adequate procedures and personnel in place to ensure compliance by Clough with applicable law and with each Fund’s investment objectives and restrictions.

The Board reviewed the terms of the Advisory Agreements, noting that Clough would receive a fee of 0.70%, 0.90% and 1.00% based on the average daily total assets of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. The Trustees reviewed the fees charged by Clough to other clients for which it provides comparable services. The Trustees also reviewed Clough’s income statement for the year ended December 31, 2014, and its balance sheet as of that date. The Trustees further reviewed a profit and loss analysis as it relates to Clough’s advisory business and compared the profitability analysis to that provided by Clough to the Board in previous years. Clough also addressed orally with the Board a revised response to a question in the 15(c) Materials regarding whether there were any arrangements involving payments made by Clough to a third party that has a contract with the Funds.

The Board reviewed Clough’s procedures relating to compliance and oversight, noting that a copy of Clough’s compliance program was included in the Board materials. The Board further reviewed information provided by Clough on whether Clough has experienced or anticipates it may experience conflicts of interest in managing the Funds.  The Board also considered that the materials contained information regarding Clough’s business continuity and disaster recovery plans as well as steps Clough has undertaken to reasonably detect and prevent cybersecurity crimes. The Board also considered information related to Clough’s trading activities and how Clough monitors best execution. The Board discussed the possible benefits Clough may accrue because of its relationship with the Funds as well as potential benefits that accrue to the Funds because of their relationship with Clough. The Board considered that Clough does not realize any direct benefits due to the allocation of brokerage and related transactions on behalf of the Funds.

The Board reviewed materials regarding the comparability of the investment advisory fees of the Funds with the investment advisory fees of other investment companies, which had been prepared at the request of ALPS by Strategic Insight, an Asset International Company (“Strategic Insight”). The Board discussed with ALPS why ALPS selected Strategic Insight rather than the previous service provider that had prepared similar reports in the past for the Funds.  The Board considered a Strategic Insight report containing information regarding investment performance, comparisons of cost and expense structures of each Fund with other funds’ cost and expense structures, as well as comparisons of each Fund’s performance with the performance during similar periods of members of an objectively identified peer group and related matters.

The Board took into consideration that the Funds may be unique in the registered fund marketplace and that Strategic Insight had a difficult time presenting a large peer group for comparison. The Board compared fees from five (5), four (4) and five (5) other leveraged closed-end investment companies that Strategic Insight classified as “global funds” versus Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s fees as part of the expense group (the “Expense Group”).  The Board considered the extent to which each Fund utilizes leverage and short sales, thereby increasing its investment-related expenses and concluded that the use of leverage and short sales is an important part of each Fund’s investment strategy to attempt to meet each Fund’s investment objective. The Board also considered that they believe investment related expenses are operational in nature and should not be considered a management expense.  The Board further considered that Strategic Insight defined investment related expenses to include, but not be limited to, dividends on securities sold short, interest expense, reverse repurchase agreements, swaps, tender costs, and auction fees.

56	www.cloughglobal.com

Clough Global Funds	Investment Advisory Agreement Approval
April 30, 2015 (Unaudited)

For GLV, the Board considered that the investment advisory fee for managed assets in the Expense Group ranged from GLV’s low of 0.70% to 1.00%, with a median of 0.975%. For GLV, the Board also considered that as prepared by Strategic Insight, the net total expenses for the Expense Group on managed assets, excluding investment related expenses, ranged from GLV’s low of 1.029% to 1.255%, with a median of 1.137%.

For GLQ, the Board considered that the investment advisory fee for managed assets in the Expense Group ranged from 0.850% to 1.000%, with GLQ falling at the median of 0.900%. For GLQ, the Board also considered that as prepared by Strategic Insight, the net total expenses for the Expense Group on managed assets, excluding investment related expenses, ranged from 0.968% to 1.383%, with GLQ falling at the median of 1.248%.

For GLO, the Board considered that the investment advisory fee for managed assets in the Expense Group ranged from 0.850% to 1.000%, with GLO falling at the median of 1.000%. For GLO, the Board also considered that as prepared by Strategic Insight, the net total expenses for the Expense Group on managed assets, excluding investment related expenses, ranged from 1.073% to GLO’s high of 1.334%, with a median of 1.155%.

The Trustees reviewed each Fund’s performance as compared to the performance of the Expense Groups. For the one year ended February 28, 2015, the annual net total return performance data for GLV ranged from a high of 5.50% to a low of 2.14% with a median of 3.61%. For the one year ended February 28, 2015, the annual net total return performance data for GLQ ranged from a high of 5.54% to a low of 2.24% with a median of 3.77%. For the one year ended February 28, 2015, the annual net total return performance data for GLO ranged from a high of 5.50% to a low of 2.14% with a median of 3.59%. The Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s performance during such time period was 3.25%, 3.00% and 3.21%, respectively.

It was noted that the objectives of the funds in the Strategic Insight analysis differed from each Fund’s objectives and policies. The Trustees agreed that the Strategic Insight report provided a sufficient comparative universe.

At this point, Mr. Burke and Mr. Canty, both “interested persons” of the Funds, as well as the other representatives of ALPS and Clough, left the meeting. The non-interested Trustees, with the assistance of legal counsel, reviewed and discussed in more detail the information that had been presented relating to Clough, the Advisory Agreements and Clough’s profitability.

Mr. Burke, Mr. Canty, and the representatives of ALPS and Clough re-joined the meeting. The Board of Trustees of the Fund, present in person, with the non-interested Trustees present in person voting separately, unanimously concluded that the investment advisory fee of 0.70% of Clough Global Allocation Fund’s total assets, 0.90% of Clough Global Equity Fund’s total assets and 1.00% of Clough Global Opportunities Fund’s total assets are fair and reasonable for each respective Fund and that the renewal of the Advisory Agreements is in the best interests of the Funds and their shareholders.

Semi-Annual Report | April 30, 2015	57

Clough Capital Partners, LP

2015 Semi-Annual Report

ALPS
A DST Company

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

For more information about the Fund, including a prospectus, please visit www.cloughglobal.com or call 1–877–256–8445.

Secondary market support provided to the Fund by ALPS Fund Services, Inc.'s affiliate ALPS Portfolio Solutions Distributor, Inc.

1290 Broadway, Suite 1100, Denver, CO 80203

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Schedule of Investments.

a.	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
b.	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

a.	Not applicable to semi-annual report.
b.	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.Cert.

(a)(3) Not applicable.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906Cert.

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940 dated September 21, 2009, the form of 19(a) Notices to Beneficial Owners are attached hereto as Exhibit 12(c).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	July 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	July 9, 2015

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer/Principal Financial Officer

Date:	July 9, 2015